UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10507

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K. Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9046

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2005 – January 31, 2006

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of January 31, 2006. The schedules have not been audited.

AXA Enterprise

Multimanager Funds Trust

Quarterly Report

January 31, 2006

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	967	$36,768
AXA Enterprise Deep Value Fund‡	6,961	73,580
AXA Enterprise Equity Income Fund‡	2,809	75,859
AXA Enterprise Government Securities Fund‡	53,188	660,591
AXA Enterprise Growth Fund*‡	4,503	83,792
AXA Enterprise High Yield Bond Fund‡	23,538	226,433
AXA Enterprise Money Market Fund‡	5,054	5,054
AXA Enterprise Multimanager Core Bond Fund‡	57,703	568,952
AXA Enterprise Multimanager Mid Cap Value Fund*‡	890	11,095
AXA Enterprise Multimanager Value Fund‡	40,184	494,267
AXA Enterprise Short Duration Bond Fund‡	138,609	1,361,144

Total Investments (99.8%) (Cost $3,607,593)		3,597,535
Other Assets Less Liabilities (0.2%)		7,310

Net Assets (100%)		$3,604,845

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

Investments in companies which were affiliates for the three months ended January 31, 2006, were as follows:

Securities	Market Value October 31, 2005	Purchases at Cost	Sales at Cost	Market Value January 31, 2006	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$29,441	$5,105	$205	$36,768	$—	$(1)
AXA Enterprise Deep Value Fund	50,823	26,970	901	73,580	928	5,536
AXA Enterprise Equity Income Fund	50,939	25,796	881	75,859	1,022	4,290
AXA Enterprise Government Securities Fund	467,472	198,713	7,925	660,591	7,027	(186)
AXA Enterprise Growth Fund	70,599	12,761	3,023	83,792	—	(14)
AXA Enterprise High Yield Bond Fund	163,190	63,469	2,508	226,433	3,558	(64)
AXA Enterprise Money Market Fund	5,013	29	—	5,054	45	—
AXA Enterprise Multimanager Core Bond Fund	410,625	163,274	6,473	568,952	5,033	(160)
AXA Enterprise Multimanager Mid Cap Value Fund	9,801	1,059	—	11,095	—	1,059
AXA Enterprise Multimanager Value Fund	317,256	173,733	6,476	494,267	2,497	15,282
AXA Enterprise Short Duration Bond Fund	975,677	399,800	15,849	1,361,144	11,081	(168)

	$2,550,836	$1,070,709	$44,241	$3,597,535	$31,191	$25,574

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,070,709
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$69,815

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,133
Aggregate gross unrealized depreciation	(30,876)

Net unrealized depreciation	$(10,743)

Federal income tax cost of investments	$3,608,278

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	15,894	$604,289
AXA Enterprise Deep Value Fund‡	57,736	610,275
AXA Enterprise Equity Fund*‡	31,864	222,731
AXA Enterprise Equity Income Fund‡	27,204	734,774
AXA Enterprise Government Securities Fund‡	101,684	1,262,920
AXA Enterprise Growth Fund*‡	38,124	709,493
AXA Enterprise High Yield Bond Fund‡	53,847	518,005
AXA Enterprise Money Market Fund‡	5,054	5,054
AXA Enterprise Multimanager Core Bond Fund‡	157,484	1,562,414
AXA Enterprise Multimanager Mid Cap Growth Fund*‡	1,234	14,209
AXA Enterprise Multimanager Mid Cap Value Fund*‡	1,335	16,645
AXA Enterprise Multimanager Value Fund‡	219,730	2,702,683
AXA Enterprise Short Duration Bond Fund‡	261,087	2,563,871
AXA Enterprise Small Company Growth Fund*‡	10,817	348,428
AXA Enterprise Small Company Value Fund*‡	52,391	663,272

Total Investment Companies (99.8%) (Cost $12,403,752)		12,539,063

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (3.3%)
JPMorgan Chase Nassau
3.98%, 2/1/06 (Amortized Cost $419,560)	$419,560	419,560

Total Investments (103.1%) (Cost/Amortized Cost $12,823,312)		12,958,623
Other Assets Less Liabilities (-3.1%)		(392,951)

Net Assets (100%)		$12,565,672

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

Investments in companies which were affiliates for the three months ended January 31, 2006 were as follows:

Securities	Market Value October 31, 2005	Purchases at Cost	Sales at Cost	Market Value January 31, 2006	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$458,241	$143,962	$37,409	$604,289	$—	$548
AXA Enterprise Deep Value Fund	440,122	209,736	10,603	610,275	8,042	48,445
AXA Enterprise Equity Fund	186,860	53,986	26,448	222,731	—	442
AXA Enterprise Equity Income Fund	449,230	304,278	17,434	734,774	9,947	41,951
AXA Enterprise Government Securities Fund	903,986	378,317	25,521	1,262,920	13,650	(646)
AXA Enterprise Growth Fund	488,796	215,943	20,717	709,493	—	(156)
AXA Enterprise High Yield Bond Fund	365,089	158,139	10,585	518,005	8,146	(271)
AXA Enterprise Money Market Fund	5,013	29	—	5,054	45	—
AXA Enterprise Multimanager Core Bond Fund	1,116,297	472,816	31,812	1,562,414	13,936	(870)
AXA Enterprise Multimanager Mid Cap Growth Fund	12,357	—	—	14,209	—	—
AXA Enterprise Multimanager Mid Cap Value Fund	14,703	1,589	—	16,645	—	1,589
AXA Enterprise Multimanager Value Fund	1,817,830	886,568	53,052	2,702,683	14,362	89,143
AXA Enterprise Short Duration Bond Fund	1,859,589	751,022	50,348	2,563,871	21,129	(598)
AXA Enterprise Small Company Growth Fund	223,324	105,885	6,202	348,428	—	15,774
AXA Enterprise Small Company Value Fund	442,187	209,478	13,287	663,272	—	19,981

	$8,783,624	$3,891,748	$303,418	$12,539,063	$89,257	$215,332

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,891,748
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$518,750

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$225,283
Aggregate gross unrealized depreciation	(92,489)

Net unrealized appreciation	$132,794

Federal income tax cost of investments	$12,825,829

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	122,688	$4,664,609
AXA Enterprise Deep Value Fund‡	273,730	2,893,325
AXA Enterprise Equity Fund*‡	602,527	4,211,666
AXA Enterprise Equity Income Fund‡	253,770	6,854,327
AXA Enterprise Government Securities Fund‡	745,981	9,265,086
AXA Enterprise Growth Fund*‡	374,338	6,966,438
AXA Enterprise Multimanager Core Bond Fund‡	1,152,936	11,367,952
AXA Enterprise Multimanager International Equity Fund‡	1,837,961	26,944,502
AXA Enterprise Multimanager Mid Cap Growth Fund*‡	2,066	23,781
AXA Enterprise Multimanager Mid Cap Value Fund*‡	1,814	22,623
AXA Enterprise Multimanager Value Fund‡	1,933,550	23,782,662
AXA Enterprise Short Duration Bond Fund‡	1,049,287	10,303,999
AXA Enterprise Small Company Growth Fund*‡	47,812	1,531,899
AXA Enterprise Small Company Value Fund*‡	795,863	10,075,627

Total Investments (100.0%) (Cost $112,326,154)		118,908,496
Other Assets Less Liabilities (0.0%)		24,864

Net Assets (100%)		$118,933,360

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

Investments in companies which were affiliates for the three months ended January 31, 2006 were as follows:

Securities	Market Value October 31, 2005	Purchases at Cost	Sales at Cost	Market Value January 31, 2006	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$4,336,944	$86,717	$96,893	$4,664,609	$—	$4,153
AXA Enterprise Deep Value Fund	2,751,181	338,031	51,358	2,893,325	41,740	252,099
AXA Enterprise Equity Fund	4,035,434	32,519	36,044	4,211,666	—	1,848
AXA Enterprise Equity Income Fund	6,323,159	690,045	163,486	6,854,327	105,386	443,564
AXA Enterprise Government Securities Fund	9,160,215	259,478	213,218	9,265,086	113,937	(4,810)
AXA Enterprise Growth Fund	6,680,104	178,853	201,043	6,966,438	—	7,365
AXA Enterprise Multimanager Core Bond Fund	11,254,417	338,122	265,341	11,367,952	115,911	(6,410)
AXA Enterprise Multimanager International Equity Fund	23,958,398	1,736,516	1,450,046	26,944,502	258,491	1,071,419
AXA Enterprise Multimanager Mid Cap Growth Fund	20,682	—	—	23,781	—	—
AXA Enterprise Multimanager Mid Cap Value Fund	19,984	2,160	—	22,623	—	2,160
AXA Enterprise Multimanager Value Fund	22,265,912	1,454,344	511,617	23,782,662	140,518	874,753
AXA Enterprise Short Duration Bond Fund	9,657,855	848,812	223,658	10,303,999	93,187	(2,620)
AXA Enterprise Small Company Growth Fund	1,329,459	104,072	30,602	1,531,899	—	77,948
AXA Enterprise Small Company Value Fund	9,334,353	536,070	216,351	10,075,627	—	351,065

	$111,128,097	$6,605,739	$3,459,657	$118,908,496	$869,170	$3,072,534

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,605,739
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,532,191

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,320,495
Aggregate gross unrealized depreciation	(755,735)

Net unrealized appreciation	$6,564,760

Federal income tax cost of investments	$112,343,736

The Fund has a net capital loss carryforward of $23,221,980 of which $1,824,193 expires in the year 2009 and $21,397,787 expires in the year 2010.

Included in the capital loss carryforward amounts are $2,230,460 of losses acquired from Enterprise Managed Fund as a result of a tax-free reorganization that occurred during the year ended 2005. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use in future years.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Capital Appreciation Fund*‡	12,773	$485,643
AXA Enterprise Deep Value Fund‡	35,972	380,227
AXA Enterprise Equity Fund*‡	34,539	241,431
AXA Enterprise Equity Income Fund‡	21,703	586,211
AXA Enterprise Government Securities Fund‡	15,857	196,945
AXA Enterprise Growth Fund*‡	35,708	684,652
AXA Enterprise Multimanager Core Bond Fund‡	32,057	316,077
AXA Enterprise Multimanager International Equity Fund‡	167,651	2,457,769
AXA Enterprise Multimanager Mid Cap Growth Fund*‡	1,272	14,641
AXA Enterprise Multimanager Mid Cap Value Fund*‡	1,041	12,987
AXA Enterprise Multimanger Value Fund‡	156,535	1,925,382
AXA Enterprise Small Company Growth Fund*‡	4,747	152,102
AXA Enterprise Small Company Value Fund*‡	69,479	879,606

Total Investment Companies (98.9%) (Cost $7,939,996)		8,333,673

	Principle Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.8%)
JPMorgan Chase Nassau
3.98%, 2/1/06 (Amortized Cost $71,675)	$71,675	$71,675

Total Investments (99.7%) (Cost/Amortized Cost $8,011,671)		8,405,348
Other Assets Less Liabilities (0.3%)		22,700

Net Assets (100%)		$8,428,048

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

Investments in companies which were affiliates for the three months ended January 31, 2006 were as follows:

Securities	Market Value October 31, 2005	Purchases at Cost	Sales at Cost	Market Value January 31, 2006	Dividend Income	Realized Gain (Loss)
AXA Enterprise Capital Appreciation Fund	$344,652	$113,467	$1,944	$485,643	$—	$(12)
AXA Enterprise Deep Value Fund	284,665	114,912	1,490	380,227	4,932	29,760
AXA Enterprise Equity Fund	169,535	66,745	1,151	241,431	—	(15)
AXA Enterprise Equity Income Fund	313,824	278,235	4,331	586,211	7,212	30,500
AXA Enterprise Government Securities Fund	129,354	68,081	1,153	196,945	1,979	(17)
AXA Enterprise Growth Fund	389,052	280,329	4,791	684,652	—	(20)
AXA Enterprise Multimanager Core Bond Fund	207,883	109,414	1,844	316,077	2,621	(26)
AXA Enterprise Multimanager International equity Fund	1,456,459	845,774	49,500	2,457,769	19,652	78,304
AXA Enterprise Multimanager Mid Cap Growth Fund	12,733	—	—	14,641	—	—
AXA Enterprise Multimanager Mid Cap Value Fund	11,472	1,240	—	12,987	—	1,240
AXA Enterprise Multimanager Value Fund	1,205,603	696,579	10,966	1,925,382	9,574	59,316
AXA Enterprise Small Company Growth Fund	107,427	33,679	472	152,102	—	6,964
AXA Enterprise Small Company Value Fund	516,591	338,650	5,564	879,606	—	24,725

	$5,149,250	$2,947,105	$83,206	$8,333,673	$45,970	$230,719

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,947,105
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$313,925

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$418,871
Aggregate gross unrealized depreciation	(27,946)

Net unrealized appreciation	$390,925

Federal income tax cost of investments	$8,014,423

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note1)
COMMON STOCKS:
Consumer Discretionary (16.0%)
Hotels, Restaurants & Leisure (2.2%)
Carnival Corp.	800	$41,408
Marriott International, Inc., Class A	550	36,652
Starbucks Corp.*	4,100	129,970
Starwood Hotels & Resorts Worldwide, Inc.	850	51,688

		259,718

Household Durables (0.7%)
Centex Corp.	400	28,556
D.R. Horton, Inc.	513	19,145
Lennar Corp., Class A	320	20,019
Pulte Homes, Inc.	470	18,753

		86,473

Internet & Catalog Retail (5.8%)
Amazon.com, Inc.*	5,450	244,269
eBay, Inc.*	10,150	437,465

		681,734

Media (2.3%)
Getty Images, Inc.*	210	17,146
Pixar*	3,070	177,385
XM Satellite Radio Holdings, Inc., Class A*	2,970	77,755

		272,286

Multiline Retail (1.6%)
J.C. Penney Corp., Inc.	900	50,220
Target Corp.	2,420	132,495

		182,715

Specialty Retail (2.0%)
Home Depot, Inc.	840	34,062
Lowe’s Cos., Inc.	1,680	106,764
Urban Outfitters, Inc.*	1,510	41,238
Williams-Sonoma, Inc.*	1,160	46,145

		228,209

Textiles, Apparel & Luxury Goods (1.4%)
Coach, Inc.*	3,480	125,106
NIKE, Inc., Class B	425	34,404

		159,510

Total Consumer Discretionary		1,870,645

Consumer Staples (4.3%)
Beverages (0.5%)
PepsiCo, Inc.	950	54,321

Food & Staples Retailing (1.6%)
Walgreen Co.	3,800	164,464
Whole Foods Market, Inc.	280	20,683

		185,147

Household Products (2.2%)
Procter & Gamble Co.	4,430	262,389

Total Consumer Staples		501,857

Energy (2.7%)
Energy Equipment & Services (1.6%)
Schlumberger Ltd.	710	90,489
Transocean, Inc.*	700	56,805
Weatherford International Ltd.*	1,050	47,019

		194,313

Oil & Gas (1.1%)
Canadian Natural Resources Ltd.	1,200	74,400
Valero Energy Corp.	825	51,505

		125,905

Total Energy		320,218

Financials (14.0%)
Capital Markets (4.6%)
Charles Schwab Corp.	2,320	34,313
Franklin Resources, Inc.	600	59,100
Goldman Sachs Group, Inc.	1,320	186,450
Legg Mason, Inc.	1,030	133,591
Merrill Lynch & Co., Inc.	1,300	97,591
State Street Corp.	500	30,230

		541,275

Commercial Banks (1.4%)
Commerce Bancorp, Inc./New Jersey	3,600	120,384
Zions Bancorp	450	35,582

		155,966

Diversified Financial Services (1.3%)
Citigroup, Inc.	2,405	112,025
JPMorgan Chase & Co.	1,038	41,260

		153,285

Insurance (5.7%)
Aflac, Inc.	540	25,353
American International Group, Inc.	2,820	184,597
Everest Reinsurance Group Ltd.	500	48,325
MetLife, Inc.	850	42,636
Progressive Corp.	3,520	369,741

		670,652

Thrifts & Mortgage Finance (1.0%)
Countrywide Financial Corp.	3,450	115,368

Total Financials		1,636,546

Health Care (20.3%)
Biotechnology (7.2%)
Amgen, Inc.*	2,510	182,954
Celgene Corp.*	700	49,805
Genentech, Inc.*	4,870	418,430
Gilead Sciences, Inc.*	3,040	185,045

		836,234

Health Care Equipment & Supplies (4.7%)
Alcon, Inc.	750	95,940
Bausch & Lomb, Inc.	240	16,212
Medtronic, Inc.	1,600	90,352
St. Jude Medical, Inc.*	3,180	156,233
Stryker Corp.	750	37,425
Varian Medical Systems, Inc.*	1,950	117,410
Zimmer Holdings, Inc.*	580	39,991

		553,563

Health Care Providers & Services (4.6%)
Aetna, Inc.	800	77,440
Caremark Rx, Inc.*	2,890	142,477
Health Net, Inc.*	750	37,028
UnitedHealth Group, Inc.	2,760	163,999
WellPoint, Inc.*	1,550	119,040

		539,984

Pharmaceuticals (3.8%)
Abbott Laboratories	1,650	71,198
Eli Lilly & Co.	360	20,383
Johnson & Johnson	1,600	92,064
Merck & Co., Inc.	250	8,625
Novartis AG (ADR)	1,450	79,982
Schering-Plough Corp.	2,600	49,790
Teva Pharmaceutical Industries Ltd. (ADR)	2,870	122,348

		444,390

Total Health Care		2,374,171

Industrials (5.4%)
Aerospace & Defense (2.3%)
Boeing Co.	1,580	107,930
United Technologies Corp.	2,730	159,350

		267,280

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note1)
Air Freight & Logistics (0.1%)
Expeditors International of Washington, Inc.	130	$9,560

Commercial Services & Supplies (0.5%)
Apollo Group, Inc., Class A*	1,185	65,969

Industrial Conglomerates (2.1%)
General Electric Co.	7,430	243,333

Machinery (0.4%)
Danaher Corp.	860	48,710

Total Industrials		634,852

Information Technology (34.8%)
Communications Equipment (6.5%)
Cisco Systems, Inc.*	2,900	53,853
Comverse Technology, Inc.*	1,400	38,346
Corning, Inc.*	3,130	76,216
Juniper Networks, Inc.*	5,110	92,644
Motorola, Inc.	2,050	46,556
QUALCOMM, Inc.	9,540	457,538

		765,153

Computers & Peripherals (6.3%)
Apple Computer, Inc.*	3,050	230,305
Dell, Inc.*	4,850	142,154
EMC Corp.*	6,730	90,182
Network Appliance, Inc.*	6,290	196,248
SanDisk Corp.*	850	57,256
Seagate Technology*	700	18,256

		734,401

Electronic Equipment & Instruments (0.2%)
Amphenol Corp., Class A	420	21,349

Internet Software & Services (7.8%)
Google, Inc., Class A*	1,180	511,235
Yahoo!, Inc.*	11,690	401,435

		912,670

IT Services (1.3%)
Automatic Data Processing, Inc.	900	39,546
Cognizant Technology Solutions Corp., Class A*	950	49,752
Infosys Technologies Ltd. (ADR)	420	32,033
Iron Mountain, Inc.*	730	30,426

		151,757

Semiconductors & Semiconductor Equipment (6.7%)
Advanced Micro Devices, Inc.*	2,550	106,743
Broadcom Corp., Class A*	4,220	287,804
Marvell Technology Group Ltd.*	3,750	256,575
Maxim Integrated Products, Inc.	2,100	86,184
Xilinx, Inc.	1,600	45,056

		782,362

Software (6.0%)
Adobe Systems, Inc.	2,845	113,003
Autodesk, Inc.	1,350	54,797
Business Objects S.A. (ADR)*	540	22,410
Electronic Arts, Inc.*	3,350	182,843
Microsoft Corp.	5,340	150,321
Salesforce.com, Inc.*	2,630	107,961
SAP AG (ADR)	1,410	72,432

		703,767

Total Information Technology		4,071,459

Total Common Stocks (97.5%) (Cost $8,297,135)		11,409,748

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (3.1%)
JPMorgan Chase Nassau
3.98%, 2/1/06 (Amortized Cost $367,530)	$367,530	367,530

Total Investments (100.6%) (Cost/Amortized Cost $8,664,665)		11,777,278
Other Assets Less Liabilities (-0.6%)		(70,700)

Net Assets (100%)		$11,706,578

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,436,911
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,527,090

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for fed-eral income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,169,431
Aggregate gross unrealized depreciation	(127,920)

Net unrealized appreciation	$3,041,511

Federal income tax cost of investments	$8,735,767

The Fund has a net capital loss carryforward of $1,838,936 of which $660,156 expires in the year 2010, $757,736 expires in the year 2011 and $421,044 expires in the year 2012. The Fund utilized $ 114,256 in capital loss carryforward during the fiscal year ended October 31, 2005.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.8%)
Auto Components (0.4%)
Autoliv, Inc.	100	$4,899
BorgWarner, Inc.	250	13,782
Cooper Tire & Rubber Co.	600	8,994
Lear Corp.	425	10,774
Magna International, Inc., Class A	150	11,100

		49,549

Automobiles (0.8%)
Harley-Davidson, Inc.	1,420	76,013
Toyota Motor Corp. (ADR)	200	20,742

		96,755

Hotels, Restaurants & Leisure (1.7%)
Las Vegas Sands Corp.*	1,400	71,890
McDonald’s Corp.	1,400	49,014
Starbucks Corp.*	3,105	98,428

		219,332

Household Durables (0.5%)
American Greetings Corp., Class A	3,275	66,843

Internet & Catalog Retail (1.1%)
Expedia, Inc.*	2,570	66,871
IAC/InterActiveCorp*	2,660	77,193

		144,064

Leisure Equipment & Products (0.1%)
Mattel, Inc.	700	11,550

Media (3.7%)
CBS Corp., Class B	463	12,085
Comcast Corp., Class A*	1,650	45,903
Comcast Corp., Special Class A*	3,700	102,564
DIRECTV Group, Inc.*	8,491	117,431
Interpublic Group of Cos., Inc.*	2,000	20,200
Sirius Satellite Radio, Inc.*	3,440	19,505
Time Warner, Inc.	2,600	45,578
Viacom , Inc., Class B*	463	19,184
Walt Disney Co.	200	5,062
XM Satellite Radio Holdings, Inc., Class A*	3,815	99,877

		487,389

Multiline Retail (1.1%)
Nordstrom, Inc.	500	20,860
Target Corp.	2,325	127,294

		148,154

Specialty Retail (4.5%)
Foot Locker, Inc.	3,000	68,160
Gap, Inc.	1,000	18,090
Home Depot, Inc.	5,600	227,080
Limited Brands	1,200	28,392
Linens ‘N Things, Inc.*	2,869	79,213
Office Depot, Inc.*	1,300	43,095
Staples, Inc.	3,277	77,698
Under Armor , Inc., Class A*	1,300	51,987

		593,715

Textiles, Apparel & Luxury Goods (0.9%)
Jones Apparel Group, Inc.	650	20,332
NIKE, Inc., Class B	1,200	97,140

		117,472

Total Consumer Discretionary		1,934,823

Consumer Staples (5.2%)
Beverages (1.9%)
Coca-Cola Co.	1,300	53,794
PepsiCo, Inc.	3,400	194,412

		248,206

Food & Staples Retailing (0.6%)
Kroger Co.*	1,500	27,600
Safeway, Inc.	1,200	28,128
Wal-Mart Stores, Inc.	500	23,055

		78,783

Food Products (0.4%)
Bunge Ltd.	175	10,318
ConAgra Foods, Inc.	1,200	24,876
Unilever N.V. (N.Y. Shares)	375	26,325

		61,519

Household Products (1.5%)
Clorox Co.	400	23,940
Kimberly-Clark Corp.	225	12,852
Procter & Gamble Co.	2,665	157,848

		194,640

Tobacco (0.8%)
Altria Group, Inc.	1,325	95,850
UST, Inc.	250	9,735

		105,585

Total Consumer Staples		688,733

Energy (10.3%)
Energy Equipment & Services (2.6%)
Diamond Offshore Drilling, Inc.	500	42,435
GlobalSantaFe Corp.	600	36,630
Halliburton Co.	850	67,618
Noble Corp.	400	32,176
Rowan Cos., Inc.	700	31,381
Schlumberger Ltd.	1,050	133,822

		344,062

Oil & Gas (7.7%)
BP plc (ADR)	425	30,732
Canadian Natural Resources Ltd.	1,450	89,539
Chevron Corp.	3,217	191,025
ConocoPhillips	500	32,350
Exxon Mobil Corp.	6,445	404,424
Marathon Oil Corp.	600	46,122
Occidental Petroleum Corp.	2,205	215,450

		1,009,642

Total Energy		1,353,704

Financials (17.7%)
Capital Markets (4.2%)
Bank of New York Co., Inc.	4,230	134,556
Charles Schwab Corp.	7,900	116,841
Goldman Sachs Group, Inc.	1,125	158,906
Lehman Brothers Holdings, Inc.	250	35,113
Merrill Lynch & Co., Inc.	700	52,549
Morgan Stanley	800	49,160

		547,125

Commercial Banks (4.1%)
Bank of America Corp.	4,600	203,458
Comerica, Inc.	500	27,735
Huntington Bancshares, Inc./Ohio	1,000	23,200
KeyCorp.	825	29,197
Lloyds TSB Group plc	11,900	107,762
National City Corp.	875	29,907
PNC Financial Services Group, Inc.	125	8,107
U.S. Bancorp.	1,100	32,901
Wachovia Corp.	1,025	56,201
Wells Fargo & Co.	375	23,385

		541,853

Consumer Finance (1.2%)
American Express Co.	3,055	160,235

Diversified Financial Services (2.2%)
Citigroup, Inc.	5,100	237,558

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
JPMorgan Chase & Co.	1,400	$55,650

		293,208

Insurance (3.5%)
ACE Ltd.	400	21,900
Allstate Corp.	275	14,314
American International Group, Inc.	550	36,003
Chubb Corp.	375	35,381
Genworth Financial, Inc., Class A	1,100	36,036
Hartford Financial Services Group, Inc.	475	39,059
MBIA, Inc.	1,917	118,011
MetLife, Inc.	750	37,620
Prudential Financial, Inc.	400	30,136
St. Paul Travelers Cos., Inc.	777	35,260
UnumProvident Corp.	1,100	22,363
XL Capital Ltd., Class A	400	27,064

		453,147

Thrifts & Mortgage Finance (2.5%)
Fannie Mae	2,970	172,082
Freddie Mac	1,748	118,619
Washington Mutual, Inc.	875	37,030

		327,731

Total Financials		2,323,299

Health Care (17.0%)
Biotechnology (1.4%)
Amgen, Inc.*	1,570	114,437
Genentech, Inc.*	755	64,870

		179,307

Health Care Equipment & Supplies (3.9%)
Biomet, Inc.	1,425	53,879
Cytyc Corp.*	2,400	72,240
Fisher Scientific International, Inc.*	1,770	118,360
Medtronic, Inc.	3,535	199,621
Zimmer Holdings, Inc.*	1,070	73,777

		517,877

Health Care Providers & Services (5.5%)
AmerisourceBergen Corp.	400	17,456
Caremark Rx, Inc.*	3,265	160,965
Coventry Health Care, Inc.*	1,035	61,655
Eclipsys Corp.*	4,000	88,240
Health Management Associates, Inc., Class A	3,390	71,258
Medco Health Solutions, Inc.*	250	13,525
Tenet Healthcare Corp.*	1,100	7,997
UnitedHealth Group, Inc.	3,170	188,361
WellPoint, Inc.*	1,400	107,520

		716,977

Pharmaceuticals (6.2%)
Abbott Laboratories	700	30,205
Bristol-Myers Squibb Co.	650	14,813
Eli Lilly & Co.	1,695	95,971
GlaxoSmithKline plc (ADR)	525	26,901
Johnson & Johnson	2,774	159,616
Merck & Co., Inc.	1,575	54,337
Pfizer, Inc.	8,990	230,863
Sanofi-Aventis	1,100	100,781
Sanofi-Aventis (ADR)	1,940	89,240
Wyeth	150	6,938

		809,665

Total Health Care		2,223,826

Industrials (7.8%)
Aerospace & Defense (1.0%)
Boeing Co.	900	61,479
Goodrich Corp.	850	33,464
Northrop Grumman Corp.	500	31,065

		126,008

Air Freight & Logistics (0.5%)
FedEx Corp.	535	54,115
United Parcel Service, Inc., Class B	125	9,364

		63,479

Commercial Services & Supplies (0.4%)
Apollo Group, Inc., Class A*	845	47,041

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	225	18,371
Hubbell, Inc., Class B	150	6,743

		25,114

Industrial Conglomerates (4.7%)
General Electric Co.	15,595	510,736
Textron, Inc.	400	33,784
Tyco International Ltd.	2,840	73,982

		618,502

Machinery (0.5%)
Eaton Corp.	500	33,100
Ingersoll-Rand Co., Ltd., Class A	250	9,818
SPX Corp.	500	23,855

		66,773

Road & Rail (0.5%)
CSX Corp.	650	34,795
Norfolk Southern Corp.	700	34,888

		69,683

Total Industrials		1,016,600

Information Technology (18.4%)
Communications Equipment (5.4%)
ADC Telecommunications, Inc.*	978	24,802
Cisco Systems, Inc.*	5,735	106,499
Corning, Inc.*	2,300	56,005
Motorola, Inc.	9,425	214,042
Nokia Oyj (ADR)	1,300	23,894
QUALCOMM, Inc.	2,080	99,757
Research In Motion Ltd.*	2,505	169,087
Tellabs, Inc.*	1,000	12,790

		706,876

Computers & Peripherals (1.6%)
Dell, Inc.*	1,880	55,103
EMC Corp.*	1,800	24,120
Hewlett-Packard Co.	2,335	72,805
International Business Machines Corp.	750	60,975

		213,003

Electronic Equipment & Instruments (0.7%)
Arrow Electronics, Inc.*	300	10,308
Avnet, Inc.*	500	12,225
Celestica, Inc.*	1,100	10,978
Flextronics International Ltd.*	1,700	17,782
Sanmina-SCI Corp.*	3,200	13,472
Solectron Corp.*	4,400	16,808
Tech Data Corp.*	250	10,308

		91,881

Internet Software & Services (2.4%)
Google, Inc., Class A*	363	157,270
Yahoo!, Inc.*	4,680	160,711

		317,981

IT Services (0.9%)
BearingPoint, Inc.*	9,200	75,624
Electronic Data Systems Corp.	1,350	34,007

		109,631

Semiconductors & Semiconductor Equipment (3.2%)
Advanced Micro Devices, Inc.*	3,055	127,882

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Agere Systems, Inc.*	1,110	$13,775
Intel Corp.	3,200	68,064
Samsung Electronics Co., Ltd. (GDR)§	348	133,478
Texas Instruments, Inc.	2,630	76,875

		420,074

Software (4.2%)
Microsoft Corp.	14,620	411,553
Oracle Corp.*	5,800	72,906
SAP AG (ADR)	1,285	66,010

		550,469

Total Information Technology		2,409,915

Materials (2.4%)
Chemicals (1.0%)
Dow Chemical Co.	2,600	109,980
Lubrizol Corp.	500	22,870

		132,850

Containers & Packaging (0.3%)
Owens-Illinois, Inc.*	1,050	23,090
Smurfit-Stone Container Corp.*	1,000	12,790

		35,880

Metals & Mining (1.1%)
Rio Tinto plc (ADR)	410	84,054
Southern Copper Corp.	700	60,970

		145,024

Total Materials		313,754

Telecommunication Services (5.2%)
Diversified Telecommunication Services (1.6%)
ALLTEL Corp.	1,700	102,051
AT&T, Inc.	300	7,785
BellSouth Corp.	1,500	43,155
Verizon Communications, Inc.	1,650	52,239

		205,230

Wireless Telecommunication Services (3.6%)
American Tower Corp., Class A*	3,500	108,290
Crown Castle International Corp.*	900	28,467
Leap Wireless International, Inc.*	2,300	85,100
NII Holdings, Inc.*	4,065	201,055
Sprint Nextel Corp.	2,200	50,358

		473,270

Total Telecommunication Services		678,500

Utilities (0.7%)
Electric Utilities (0.5%)
American Electric Power Co., Inc.	850	31,722
Entergy Corp.	500	34,755

		66,477

Multi-Utilities & Unregulated Power (0.2%)
Constellation Energy Group, Inc.	500	29,135

Total Utilities		95,612

Total Common Stocks (99.5%) (Cost $11,146,381)		13,038,766

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.1%)
JPMorgan Chase Nassau
3.98%, 2/1/06 (Amortized Cost $143,601)	$143,601	143,601

Total Investments (100.6%) (Cost/Amortized Cost $11,289,982)		13,182,367
Other Assets Less Liabilities (-0.6%)		(82,768)

Net Assets (100%)		$13,099,599

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2006, the market value of these securities amounted to $133,478 or 1.02% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,262,000
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,470,158

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,195,953
Aggregate gross unrealized depreciation	(392,559)

Net unrealized appreciation	$1,803,394

Federal income tax cost of investments	$11,378,973

For the three months ended January 31, 2006, the Fund incurred approximately $91 as brokerage commissions with Sanford C. Bernstein & Co., Inc. an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.6%)
Auto Components (0.0%)
Johnson Controls, Inc.	300	$20,772

Hotels, Restaurants & Leisure (3.1%)
Carnival Corp.	6,500	336,440
Hilton Hotels Corp.	4,650	115,925
McDonald’s Corp.	23,450	820,984
Royal Caribbean Cruises Ltd.	1,000	40,900

		1,314,249

Household Durables (0.5%)
Fortune Brands, Inc.	1,700	127,432
Pulte Homes, Inc.	2,400	95,760

		223,192

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	2,660	56,392

Media (4.1%)
CBS Corp., Class B*	4,559	119,127
Comcast Corp., Special Class A*	10,650	295,218
News Corp., Class A	23,900	376,664
Reed Elsevier plc	9,942	93,653
Time Warner, Inc.	21,450	376,019
Tribune Co.	1,838	53,320
Viacom, Inc., Class B	7,809	323,917
Walt Disney Co.	3,215	81,372

		1,719,290

Multiline Retail (0.5%)
Federated Department Stores, Inc.	400	26,652
Sears Holdings Corp.*	1,375	166,980

		193,632

Specialty Retail (2.3%)
Bed Bath & Beyond, Inc.*	900	33,669
Gap, Inc.	7,970	144,177
Home Depot, Inc.	13,450	545,397
Lowe’s Cos., Inc.	2,550	162,053
Sherwin-Williams Co.	910	48,139
TJX Cos., Inc.	1,095	27,955

		961,390

Total Consumer Discretionary		4,488,917

Consumer Staples (8.5%)
Beverages (0.5%)
Coca-Cola Co.	720	29,794
Diageo plc.	7,309	108,667
PepsiCo, Inc.	1,142	65,299

		203,760

Food & Staples Retailing (1.5%)
Wal-Mart Stores, Inc.	13,950	643,235

Food Products (2.7%)
Archer-Daniels-Midland Co.	3,037	95,665
Bunge Ltd.	8,050	474,628
Cadbury Schweppes plc (ADR)	3,700	147,371
H.J. Heinz Co.	2,809	95,337
Kellogg Co.	4,453	191,034
Nestle S.A. (Registered)	265	77,570
Sara Lee Corp.	3,570	65,260

		1,146,865

Household Products (0.5%)
Kimberly-Clark Corp.	1,326	75,741
Procter & Gamble Co.	2,250	133,268

		209,009

Tobacco (3.3%)
Altria Group, Inc.	18,430	1,333,226
Loews Corp.- Carolina Group	1,400	64,568

		1,397,794

Total Consumer Staples		3,600,663

Energy (13.4%)
Energy Equipment & Services (3.0%)
Baker Hughes, Inc.	1,800	139,392
Halliburton Co.	9,700	771,635
Nabors Industries Ltd.*	3,450	280,312
Noble Corp.	933	75,051

		1,266,390

Oil & Gas (10.4%)
Amerada Hess Corp.	3,730	577,404
BP plc (ADR)	5,310	383,966
Chevron Corp.	3,046	180,872
ConocoPhillips	8,620	557,714
Devon Energy Corp.	1,675	114,252
EOG Resources, Inc.	1,495	126,387
Exxon Mobil Corp.	20,311	1,274,515
Marathon Oil Corp.	6,216	477,824
Noble Energy, Inc.	7,596	351,543
Total S.A. (ADR)	2,460	340,292

		4,384,769

Total Energy		5,651,159

Financials (23.7%)
Capital Markets (3.6%)
Franklin Resources, Inc.	750	73,875
Goldman Sachs Group, Inc.	4,321	610,341
Lehman Brothers Holdings, Inc.	800	112,360
Mellon Financial Corp.	3,784	133,462
Merrill Lynch & Co., Inc.	4,425	332,185
Northern Trust Corp.	1,900	99,199
UBS AG (Registered)	1,303	141,376

		1,502,798

Commercial Banks (5.0%)
Bank of America Corp.	28,833	1,275,283
North Fork Bancorp, Inc.	750	19,290
PNC Financial Services Group, Inc.	4,250	275,655
SunTrust Banks, Inc.	4,127	294,874
Wachovia Corp.	1,900	104,177
Wells Fargo & Co.	2,185	136,257

		2,105,536

Consumer Finance (0.3%)
American Express Co.	2,402	125,985

Diversified Financial Services (5.1%)
Ameriprise Financial, Inc.	352	14,323
Citigroup, Inc.	20,850	971,193
JPMorgan Chase & Co.	29,462	1,171,115

		2,156,631

Insurance (7.6%)
ACE Ltd.	5,250	287,437
Allstate Corp.	5,257	273,627
American International Group, Inc.	8,800	576,048
Aon Corp.	16,250	556,075
Axis Capital Holdings Ltd.	4,350	130,065
Chubb Corp.	859	81,047
Hartford Financial Services Group, Inc.	2,073	170,463
Lincoln National Corp.	830	45,260
MetLife, Inc.	8,164	409,506
St. Paul Travelers Cos., Inc.	15,119	686,100

		3,215,628

Thrifts & Mortgage Finance (2.1%)
Fannie Mae	13,731	795,574

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Freddie Mac	1,135	$77,021

		872,595

Total Financials		9,979,173

Health Care (8.2%)
Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.	668	24,616
Boston Scientific Corp.*	2,850	62,329

		86,945

Health Care Providers & Services (0.8%)
CIGNA Corp.	500	60,800
Health Management Associates, Inc., Class A	2,300	48,346
WellPoint, Inc.*	2,750	211,200

		320,346

Pharmaceuticals (7.2%)
Abbott Laboratories	19,886	858,081
Eli Lilly & Co.	3,756	212,665
Forest Laboratories, Inc.*	3,900	180,492
Johnson & Johnson	6,198	356,633
Merck & Co., Inc.	8,681	299,494
Novartis AG (ADR)	7,200	397,152
Pfizer, Inc.	2,900	74,472
Sanofi-Aventis (ADR)	10,623	488,658
Wyeth	3,675	169,969

		3,037,616

Total Health Care		3,444,907

Industrials (13.4%)
Aerospace & Defense (4.6%)
Honeywell International, Inc.	17,850	685,797
Lockheed Martin Corp.	5,864	396,700
Northrop Grumman Corp.	4,889	303,753
United Technologies Corp.	9,080	530,000

		1,916,250

Air Freight & Logistics (0.8%)
CNF, Inc.	620	31,775
United Parcel Service, Inc., Class B	3,850	288,403

		320,178

Building Products (0.8%)
American Standard Cos., Inc.	1,850	66,600
Masco Corp.	9,320	276,338

		342,938

Electrical Equipment (0.6%)
Cooper Industries Ltd., Class A	1,495	122,067
Emerson Electric Co.	1,700	131,665

		253,732

Industrial Conglomerates (1.1%)
General Electric Co.	12,950	424,113
Tyco International Ltd.	1,225	31,911

		456,024

Machinery (2.0%)
Caterpillar, Inc.	6,300	427,770
Deere & Co.	3,856	276,706
Illinois Tool Works, Inc.	1,375	115,899
Ingersoll-Rand Co., Ltd., Class A	700	27,489

		847,864

Road & Rail (3.3%)
Burlington Northern Santa Fe Corp.	2,399	192,208
CSX Corp.	7,350	393,446
Norfolk Southern Corp.	15,310	763,050
Union Pacific Corp.	600	53,076

		1,401,780

Trading Companies & Distributors (0.2%)
Finning International, Inc.	506	17,216
Grainger (W.W.), Inc.	1,100	78,023

		95,239

Total Industrials		5,634,005

Information Technology (6.9%)
Communications Equipment (0.2%)
Cisco Systems, Inc.*	3,700	68,709
Juniper Networks, Inc.*	1,600	29,008

		97,717

Computers & Peripherals (2.2%)
EMC Corp.*	6,450	86,430
Hewlett-Packard Co.	14,150	441,197
International Business Machines Corp.	4,900	398,370

		925,997

IT Services (0.6%)
Accenture Ltd., Class A	6,620	208,728
Fiserv, Inc.*	800	35,184

		243,912

Semiconductors & Semiconductor Equipment (0.2%)
Analog Devices, Inc.	1,645	65,422
Intel Corp.	2,400	51,048

		116,470

Software (3.7%)
Microsoft Corp.	40,100	1,128,815
Oracle Corp.*	27,520	345,926
Symantec Corp.*	4,220	77,564

		1,552,305

Total Information Technology		2,936,401

Materials (4.3%)
Chemicals (2.9%)
Air Products & Chemicals, Inc.	7,842	483,773
Dow Chemical Co.	2,840	120,132
DuPont (E.I.) de Nemours & Co.	5,646	221,041
Nalco Holding Co.*	1,725	31,826
PPG Industries, Inc.	3,206	190,757
Praxair, Inc.	928	48,887
Syngenta AG*	1,098	139,275

		1,235,691

Containers & Packaging (0.1%)
Smurfit-Stone Container Corp.*	2,921	37,360

Metals & Mining (1.0%)
Alcoa, Inc.	1,350	42,525
United States Steel Corp.	6,300	376,425

		418,950

Paper & Forest Products (0.3%)
Bowater, Inc.	382	10,444
International Paper Co.	4,018	131,107

		141,551

Total Materials		1,833,552

Telecommunication Services (4.2%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	9,900	256,905
BellSouth Corp.	3,300	94,941
Verizon Communications, Inc.	10,521	333,095

		684,941

Wireless Telecommunication Services (2.6%)
Motorola, Inc.	3,000	68,130
Sprint Nextel Corp.	37,010	847,159
Vodafone Group plc	76,952	161,389

		1,076,678

Total Telecommunication Services		1,761,619

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (4.3%)
Electric Utilities (2.2%)
Allegheny Energy, Inc.*	600	$20,874
Entergy Corp.	8,265	574,500
Exelon Corp.	939	53,917
FPL Group, Inc.	2,100	87,759
PPL Corp.	3,262	98,284
TXU Corp.	1,470	74,441

		909,775

Multi-Utilities & Unregulated Power (2.1%)
Dominion Resources, Inc.	10,900	823,277
Public Service Enterprise Group, Inc.	1,025	71,361

		894,638

Total Utilities		1,804,413

Total Common Stocks (97.5%) (Cost $37,496,263)		41,134,809

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.9%)
Jupiter Securization Corp.
4.47%, 2/1/06 (m)	$378,000	377,953

Time Deposit (2.0%)
JPMorgan Chase Nassau
3.98%, 2/1/06	852,932	852,932

Total Short-Term Investments (2.9%) (Amortized Cost $1,230,932)		1,230,885

Total Investments (100.4%) (Cost/Amortized Cost $38,727,195)		42,365,694
Other Assets Less Liabilities (-0.4%)		(175,977)

Net Assets (100%)		$42,189,717

*	Non-income producing.
(m)	Section 4(2) Commercial Paper. Private Placement for non- current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$8,539,744
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,779,127

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,115,166
Aggregate gross unrealized depreciation	(637,571)

Net unrealized appreciation	$3,477,595

Federal income tax cost of investments	$38,888,099

For the three months ended January 31, 2006, the Fund incurred approximately $366 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.1%)
Auto Components (0.5%)
BorgWarner, Inc.	1,000	$55,130
Gentex Corp.	100	1,670
Tenneco Automotive, Inc.*	700	15,365

		72,165

Automobiles (0.2%)
Winnebago Industries, Inc.	900	28,179

Distributors (0.5%)
Beacon Roofing Supply, Inc.*	800	26,568
LKQ Corp.*	2,500	56,225

		82,793

Hotels, Restaurants & Leisure (4.9%)
BJ’s Restaurants, Inc.*	1,200	30,336
Chipotle Mexican Grill, Inc.*	200	9,504
Four Seasons Hotels, Inc.	500	28,810
Gaylord Entertainment Co.*	2,200	94,600
Hilton Hotels Corp.	100	2,493
Marriott International, Inc., Class A	1,650	109,956
Orient Express Hotels Ltd.	3,700	119,436
P.F. Chang’s China Bistro, Inc.*	1,650	84,579
Panera Bread Co., Class A*	400	27,240
Royal Caribbean Cruises Ltd.	1,900	77,710
Scientific Games Corp., Class A*	3,450	110,572
Station Casinos, Inc.	800	53,480

		748,716

Household Durables (0.1%)
Hovnanian Enterprises, Inc., Class A*	200	9,684

Internet & Catalog Retail (0.3%)
Coldwater Creek, Inc.*	2,100	42,840

Leisure Equipment & Products (0.5%)
MarineMax, Inc.*	2,200	69,234

Media (0.8%)
Entravision Communications Corp.*	800	5,680
Getty Images, Inc.*	1,350	110,228
XM Satellite Radio Holdings, Inc., Class A*	300	7,854

		123,762

Multiline Retail (0.2%)
Dollar General Corp.	300	5,070
Tuesday Morning Corp.	1,000	21,280

		26,350

Specialty Retail (2.9%)
Chico’s FAS, Inc.*	2,650	115,434
Cost Plus, Inc.*	1,200	23,460
GameStop Corp., Class A*	2,475	99,767
Hibbett Sporting Goods, Inc.*	1,900	58,235
HOT Topic, Inc.*	1,900	27,284
Regis Corp.	700	27,125
Tractor Supply Co.*	600	30,648
Urban Outfitters, Inc.*	1,900	51,889

		433,842

Textiles, Apparel & Luxury Goods (1.2%)
Carter’s, Inc.*	1,400	95,186
Polo Ralph Lauren Corp.	1,650	93,456

		188,642

Total Consumer Discretionary		1,826,207

Consumer Staples (0.3%)
Food Products (0.3%)
Bunge Ltd.	100	5,896
Hain Celestial Group, Inc.*	1,900	44,289

Total Consumer Staples		50,185

Energy (9.8%)
Energy Equipment & Services (6.3%)
Cal Dive International, Inc.*	1,900	79,762
Carbo Ceramics, Inc.	300	20,211
Cooper Cameron Corp.*	1,400	67,746
Diamond Offshore Drilling, Inc.	1,100	93,357
ENSCO International, Inc.	1,250	63,900
FMC Technologies, Inc.*	1,100	57,002
Global Industries Ltd.*	4,300	60,200
Grant Prideco, Inc.*	3,475	174,063
Nabors Industries Ltd.*	625	50,781
National Oilwell Varco, Inc.*	1,725	131,221
Oil States International, Inc.*	600	24,540
Patterson-UTI Energy, Inc.	1,500	56,430
Rowan Cos., Inc.	200	8,966
Superior Energy Services, Inc.*	2,400	65,160

		953,339

Oil & Gas (3.5%)
Bill Barrett Corp.*	2,100	80,640
Bronco Drilling Co., Inc.*	100	3,163
Chesapeake Energy Corp.	300	10,512
Denbury Resources, Inc.*	2,000	59,540
Dresser-Rand Group, Inc.*	1,800	48,474
Murphy Oil Corp.	100	5,700
Newfield Exploration Co.*	1,600	83,840
Noble Energy, Inc.	1,000	46,280
Peabody Energy Corp.	1,150	114,436
Southwestern Energy Co.*	1,250	53,925
Western Refining, Inc.*	1,300	24,375

		530,885

Total Energy		1,484,224

Financials (9.6%)
Capital Markets (1.8%)
Affiliated Managers Group, Inc.*	600	55,680
Ameritrade Holding Corp.*	100	2,024
BlackRock, Inc., Class A	600	79,680
E*Trade Financial Corp.*	200	4,758
Federated Investors, Inc., Class B	200	7,722
Legg Mason, Inc.	675	87,548
National Financial Partners Corp.	800	42,808

		280,220

Commercial Banks (1.2%)
Capitol Bancorp Ltd.	300	13,320
Cullen/Frost Bankers, Inc.	300	16,122
East-West Bancorp, Inc.	700	25,837
First State Bancorp/New Mexico	1,400	36,554
Greater Bay Bancorp	800	20,752
Hancock Holding Co.	600	24,600
Signature Bank*	500	15,225
Western Alliance Bancorp*	1,000	31,600

		184,010

Diversified Financial Services (2.2%)
Advance America Cash Advance Centers, Inc.	1,500	21,375
CBOT Holdings, Inc.*	775	82,072
Financial Federal Corp.	800	35,800
GFI Group, Inc.*	500	27,295
Lazard Ltd., Class A	2,000	71,720
optionsXpress Holdings, Inc.	1,800	52,560
Primus Guaranty Ltd.*	3,200	41,440

		332,262

Insurance (1.2%)
Ambac Financial Group, Inc.	900	69,129

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Aspen Insurance Holdings Ltd.	100	$2,318
Brown & Brown, Inc.	400	11,492
HCC Insurance Holdings, Inc.	2,325	72,215
Max Reinsurance Capital Ltd.	800	21,208

		176,362

Investment Company (0.2%)
Ares Capital Corp.	1,767	29,332

Real Estate (2.8%)
CapitalSource, Inc. (REIT)	2,200	48,312
CB Richard Ellis Group, Inc., Class A*	3,775	238,278
FelCor Lodging Trust, Inc. (REIT)	600	11,916
Innkeepers USA Trust (REIT)	2,300	40,848
Jones Lang LaSalle, Inc.	800	47,096
LaSalle Hotel Properties (REIT)	200	7,644
Meristar Hospitality Corp. (REIT)*	3,000	30,780

		424,874

Thrifts & Mortgage Finance (0.2%)
Doral Financial Corp.	1,700	18,479
Franklin Bank Corp./Texas*	800	13,808

		32,287

Total Financials		1,459,347

Health Care (16.1%)
Biotechnology (5.1%)
Affymetrix, Inc.*	2,525	96,405
Biogen Idec, Inc.*	1,000	44,750
Celgene Corp.*	675	48,026
Coley Pharmaceutical Group, Inc.*	2,200	33,682
Cubist Pharmaceuticals, Inc.*	1,200	25,968
CV Therapeutics, Inc.*	500	12,305
Digene Corp.*	1,100	36,520
Gen-Probe, Inc.*	1,400	70,602
Momenta Pharmaceuticals, Inc.*	500	10,200
Neurocrine Biosciences, Inc.*	200	12,154
OraSure Technologies, Inc.*	3,700	40,367
Panacos Pharmaceuticals, Inc.*	900	8,325
PDL Biopharma, Inc.*	4,850	141,377
Senomyx, Inc.*	2,600	42,250
Serologicals Corp.*	1,500	33,540
Telik, Inc.*	3,500	67,165
Trimeris, Inc.*	2,200	27,632
Zymogenetics, Inc.*	600	13,386

		764,654

Health Care Equipment & Supplies (5.2%)
American Medical Systems Holdings, Inc.*	2,200	49,852
ArthroCare Corp.*	1,300	58,227
Bard (C.R.), Inc.	675	42,809
Biomet, Inc.	100	3,781
Cynosure, Inc.*	100	2,045
Cytyc Corp.*	3,175	95,567
Dade Behring Holdings, Inc.	1,700	66,521
Greatbatch, Inc.*	1,700	44,268
Kyphon, Inc.*	1,331	55,330
Meridian Bioscience, Inc.	1,500	37,410
Merit Medical Systems, Inc.*	1,867	26,343
Molecular Devices Corp.*	800	22,872
Nektar Therapeutics*	700	13,860
ResMed, Inc.*	2,150	84,796
Respironics, Inc.*	1,300	46,839
Stereotaxis, Inc.*	100	1,288
Steris Corp.	1,200	32,400
Symmetry Medical, Inc.*	600	12,768
Thermo Electron Corp.*	100	3,364
Varian, Inc.*	900	34,533
Ventana Medical Systems, Inc.*	1,200	48,408
Waters Corp.*	100	4,195

		787,476

Health Care Providers & Services (4.5%)
Caremark Rx, Inc.*	950	46,835
Community Health Systems, Inc.*	200	7,278
Coventry Health Care, Inc.*	450	26,806
Express Scripts, Inc.*	100	9,129
LifePoint Hospitals, Inc.*	100	3,085
Omnicare, Inc.	100	4,970
Parexel International Corp.*	1,800	43,884
Pharmaceutical Product Development, Inc.	100	6,918
Psychiatric Solutions, Inc.*	4,400	145,156
RehabCare Group, Inc.*	1,100	21,098
Sierra Health Services, Inc.*	800	31,696
Symbion, Inc.*	900	20,790
United Surgical Partners International, Inc.*	2,500	96,900
VCA Antech, Inc.*	4,700	130,049
WellCare Health Plans, Inc.*	1,992	80,537

		675,131

Pharmaceuticals (1.3%)
Adams Respiratory Therapeutics, Inc.*	500	21,590
Angiotech Pharmaceuticals, Inc.*	3,000	37,740
Endo Pharmaceuticals Holdings, Inc.*	100	2,870
Herbalife Ltd.*	2,250	77,850
Impax Laboratories, Inc.*	2,300	23,115
Medicines Co.*	2,100	40,425

		203,590

Total Health Care		2,430,851

Industrials (15.6%)
Aerospace & Defense (2.1%)
ARGON ST, Inc.*	1,100	31,493
Empresa Brasileira de Aeronautica S.A. (ADR)	100	4,065
Essex Corp.*	2,100	42,945
Hexcel Corp.*	4,800	100,176
K&F Industries Holdings, Inc.*	1,400	23,954
Orbital Sciences Corp.*	1,800	23,220
Precision Castparts Corp.	1,700	84,915
Rockwell Collins, Inc.	100	4,692

		315,460

Air Freight & Logistics (1.5%)
Expeditors International of Washington, Inc.	800	58,832
Forward Air Corp.	1,700	66,300
UTI Worldwide, Inc.	1,000	104,730

		229,862

Airlines (0.8%)
JetBlue Airways Corp.*	1,600	20,864
Republic Airways Holdings, Inc.*	2,600	38,558
Southwest Airlines Co.	4,125	67,898

		127,320

Commercial Services & Supplies (6.8%)
Administaff, Inc.	2,000	86,080
American Reprographics Co.*	2,400	65,520
CDI Corp.	1,500	40,905
Chemed Corp.	1,400	74,424
Corporate Executive Board Co.	900	75,726
Global Cash Access, Inc.*	6,600	102,036
Jackson Hewitt Tax Service, Inc.	800	20,208
Laureate Education, Inc.*	1,500	78,150
LECG Corp.*	1,400	23,492
Lincoln Educational Services Corp.*	1,300	20,046
Monster Worldwide, Inc.*	3,375	143,977

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Resources Connection, Inc.*	3,600	$97,884
Robert Half International, Inc.	300	10,959
Stericycle, Inc.*	1,810	108,184
Strayer Education, Inc.	800	70,848
Waste Connections, Inc.*	450	15,723

		1,034,162

Electrical Equipment (0.9%)
Ametek, Inc.	900	37,026
Rockwell Automation, Inc.	1,450	95,801

		132,827

Machinery (2.4%)
Clarcor, Inc.	400	13,632
Flowserve Corp.*	1,300	59,774
Idex Corp.	1,250	57,500
Joy Global, Inc.	2,100	113,484
Kennametal, Inc.	100	5,850
Manitowoc Co., Inc.	600	39,900
Oshkosh Truck Corp.	600	29,586
Pentair, Inc.	100	3,840
Terex Corp.*	100	7,050
Wabash National Corp.	1,400	29,862

		360,478

Road & Rail (0.7%)
Hunt (J.B.) Transport Services, Inc.	300	7,140
Knight Transportation, Inc.	2,775	56,444
Landstar System, Inc.	900	38,070

		101,654

Trading Companies & Distributors (0.4%)
MSC Industrial Direct Co.	1,200	53,916

Total Industrials		2,355,679

Information Technology (28.2%)
Communications Equipment (2.2%)
Arris Group, Inc.*	3,500	41,160
Atheros Communications, Inc.*	1,500	29,475
Avocent Corp.*	1,000	33,270
Comverse Technology, Inc.*	4,150	113,669
Harris Corp.	100	4,643
Ixia*	500	6,300
Scientific-Atlanta, Inc.	1,425	60,933
ViaSat, Inc.*	1,700	42,840

		332,290

Computers & Peripherals (1.1%)
Electronics for Imaging, Inc.*	3,500	96,775
Network Appliance, Inc.*	2,200	68,640

		165,415

Electronic Equipment & Instruments (2.1%)
Amphenol Corp., Class A	950	48,289
Coherent, Inc.*	900	27,864
Electro Scientific Industries, Inc.*	1,400	35,658
Flir Systems, Inc.*	2,000	47,400
Mettler-Toledo International, Inc.*	300	17,367
National Instruments Corp.	1,200	39,708
Tektronix, Inc.	1,800	53,100
Trimble Navigation Ltd.*	1,200	48,024

		317,410

Internet Software & Services (1.3%)
aQuantive, Inc.*	2,900	75,429
CNET Networks, Inc.*	300	4,506
Entrust, Inc.*	6,600	26,598
Marchex, Inc., Class B*	2,200	53,504
ValueClick, Inc.*	1,800	33,876
VeriSign, Inc.*	200	4,750

		198,663

IT Services (4.6%)
Alliance Data Systems Corp.*	4,090	172,802
BearingPoint, Inc.*	4,000	32,880
Cognizant Technology Solutions Corp., Class A*	1,950	102,122
Global Payments, Inc.	1,900	96,767
Hewitt Associates, Inc., Class A*	100	2,670
Iron Mountain, Inc.*	2,200	91,696
MAXIMUS, Inc	500	19,560
Paychex, Inc	2,950	107,232
RightNow Technologies, Inc.*	1,000	15,940
Sapient Corp.*	5,200	34,320
TNS, Inc.*	1,200	24,648

		700,637

Semiconductors & Semiconductor Equipment (9.3%)
Actel Corp.*	2,100	31,878
Altera Corp.*	200	3,862
Broadcom Corp., Class A*	1,900	129,580
Exar Corp.*	2,600	35,022
Formfactor, Inc.*	2,000	59,640
Integrated Device Technology, Inc.*	200	2,778
Intersil Corp., Class A	3,700	107,522
Lam Research Corp.*	1,800	83,574
Marvell Technology Group Ltd.*	950	64,999
MEMC Electronic Materials, Inc.*	2,500	71,450
Microchip Technology, Inc.	200	7,502
Microsemi Corp.*	5,000	152,200
Microtune, Inc.*	3,900	18,642
Netlogic Microsystems, Inc.*	400	14,524
NVIDIA Corp.*	2,450	110,152
PMC-Sierra, Inc.*	2,900	27,434
Power Integrations, Inc.*	2,000	52,980
Semtech Corp.*	5,800	111,824
Silicon Laboratories, Inc.*	2,750	135,382
SiRF Technology Holdings, Inc.*	3,000	101,070
Varian Semiconductor Equipment Associates, Inc.*	1,600	79,248
Zilog, Inc.*	800	1,808

		1,403,071

Software (7.6%)
Activision, Inc.*	13,154	188,628
Adobe Systems, Inc.	4,196	166,665
Amdocs Ltd.*	2,325	74,865
Business Objects S.A. (ADR)*	2,500	103,750
Cognos, Inc.*	1,650	62,865
Filenet Corp.*	1,600	44,896
Hyperion Solutions Corp.*	550	18,926
Jack Henry & Associates, Inc.	1,300	26,611
Micros Systems, Inc.*	700	32,305
NAVTEQ Corp.*	2,025	90,943
NetIQ Corp.*	1,900	24,966
Quest Software, Inc.*	7,800	123,552
THQ, Inc.*	1,250	32,812
Trident Microsystems, Inc.*	1,400	36,568
Ultimate Software Group, Inc.*	300	6,555
VeriFone Holdings, Inc.*	1,800	45,936
Wind River Systems, Inc.*	2,700	36,126
Witness Systems, Inc.*	1,400	27,916

		1,144,885

Total Information Technology		4,262,371

Materials (2.5%)
Chemicals (1.1%)
Cabot Corp.	900	35,298
FMC Corp.*	700	39,494
Headwaters, Inc.*	1,000	34,500

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Minerals Technologies, Inc.	600	$33,522
Westlake Chemical Corp.	800	25,120

		167,934

Construction Materials (0.8%)
Martin Marietta Materials, Inc.	1,450	122,931

Metals & Mining (0.6%)
Allegheny Technologies, Inc.	1,260	65,331
Alpha Natural Resources, Inc.*	1,000	23,530

		88,861

Total Materials		379,726

Telecommunication Services (2.2%)
Diversified Telecommunication Services (0.5%)
NeuStar, Inc. Class A*	2,500	72,525

Wireless Telecommunication Services (1.7%)
American Tower Corp., Class A*	2,525	78,124
NII Holdings, Inc.*	3,700	183,002

		261,126

Total Telecommunication Services		333,651

Total Common Stocks (96.4%) (Cost $11,226,190)		14,582,241

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (3.9%)
JPMorgan Chase Nassau
3.98%, 2/1/06 (Amortized Cost $588,981)	$588,981	$588,981

Total Investments (100.3%) (Cost/Amortized Cost $11,815,171)		15,171,222
Other Assets Less Liabilities (-0.3%)	.	(51,200)

Net Assets (100%)		$15,120,022

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,572,351
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,687,404

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for

Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,499,683
Aggregate gross unrealized depreciation	(208,987)

Net unrealized appreciation	$3,290,696

Federal income tax cost of investments	$11,880,526

The Fund has a net capital loss carryforward of $491,278 which expires in the year 2010. The Fund utilized $1,405,065 in capital loss carry-forward during the fiscal year ended October 31, 2005.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.3%)
Auto Components (1.8%)
Aftermarket Technology Corp.*	10	$211
American Axle & Manufacturing Holdings, Inc.	2,100	39,039
Autoliv, Inc.	1,540	75,445
BorgWarner, Inc.	1,000	55,130
Compagnie Generale des Etablissements Michelin, Class B (Registered)	1,662	99,193
TRW Automotive Holdings Corp.*	2,490	63,993

		333,011

Distributors (0.1%)
Andersons, Inc.	240	11,748
BlueLinx Holdings, Inc.	300	4,530
Source Interlink Cos., Inc.*	900	10,035

		26,313

Hotels, Restaurants & Leisure (1.3%)
Bob Evans Farms, Inc.	500	13,350
CBRL Group, Inc.	2,794	122,657
Denny’s Corp.*	186	764
Frisch’s Restaurants, Inc.	200	4,590
Interstate Hotels & Resorts, Inc.*	500	2,150
J Alexander’s Corp.*	200	1,602
Lodgian, Inc.*	700	9,065
Nathan’s Famous, Inc.*	200	2,050
Ruby Tuesday, Inc.	2,600	74,386
Sands Regent*	200	2,151
Trump Entertainment Resorts, Inc.*	280	5,488

		238,253

Household Durables (2.4%)
American Biltrite, Inc.*	10	91
American Greetings Corp., Class A	700	14,287
Basset Furniture Industries, Inc.	400	7,800
Beazer Homes USA, Inc.	1,000	72,840
Cobra Electronics Corp.*	300	3,630
Ethan Allen Interiors, Inc.	90	3,826
Leggett & Platt, Inc.	4,300	105,866
Libbey, Inc.	400	4,376
Mestek, Inc.*	200	2,760
Newell Rubbermaid, Inc.	2,500	59,100
QEP Co., Inc.*	200	2,124
Ryland Group, Inc.	700	50,652
Stanley Works	800	39,232
Technical Olympic USA, Inc.	400	9,080
Whirlpool Corp.	800	64,544

		440,208

Internet & Catalog Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	600	3,942
Blair Corp.	200	8,314
GSI Commerce, Inc.*	700	11,809
Systemax, Inc.*	200	1,448

		25,513

Leisure Equipment & Products (0.1%)
Aldila, Inc.	200	6,028
JAKKS Pacific, Inc.*	800	18,168

		24,196

Media (2.9%)
Cinram International, Inc.	6,000	152,191
Dow Jones & Co., Inc.	2,300	87,423
Entercom Communications Corp.*	1,050	31,700
R.H. Donnelley Corp.*	1,918	125,849
Reader’s Digest Association, Inc.	400	6,356
Regent Communications, Inc.*	500	2,485
Scholastic Corp.*	776	23,319
Univision Communications, Inc., Class A*	2,200	70,048
Westwood One, Inc.	3,090	46,319

		545,690

Multiline Retail (1.3%)
Family Dollar Stores, Inc.	3,700	88,615
Federated Department Stores, Inc.	2,083	138,790
Gottschalks, Inc.*	300	2,928
Retail Ventures, Inc.*	90	1,164

		231,497

Specialty Retail (3.8%)
AnnTaylor Stores Corp.*	1,360	45,315
Asbury Automotive Group, Inc.*	400	7,200
Autonation, Inc.*	2,500	55,725
Books-A-Million, Inc.	100	1,145
Burlington Coat Factory Warehouse Corp.	220	9,829
Cato Corp., Class A	230	4,966
Charming Shoppes, Inc.*	2,920	35,507
Foot Locker, Inc.	4,600	104,512
Gap, Inc.	5,150	93,163
Group 1 Automotive, Inc.*	10	345
Gymboree Corp.*	287	7,072
Hastings Entertainment, Inc.*	300	1,605
Lithia Motors, Inc.	500	15,215
Movie Gallery, Inc.	600	3,270
O’Reilly Automotive, Inc.*	133	4,365
Office Depot, Inc.*	3,000	99,450
OfficeMax, Inc.	3,475	99,281
Pomeroy IT Solutions, Inc.*	400	4,044
Sports Authority, Inc.*	490	17,993
Steiner Leisure Ltd.*	200	7,764
Tiffany & Co.	2,050	77,285
United Retail Group, Inc.*	100	1,549

		696,600

Textiles, Apparel & Luxury Goods (1.5%)
Brown Shoe Co., Inc.	70	3,151
Culp, Inc.*	80	369
Fossil, Inc.*	1,700	40,290
G-III Apparel Group, Ltd.*	100	1,430
Jones Apparel Group, Inc.	2,660	83,205
Lazare Kaplan International, Inc.*	220	1,954
Phillips-Van Heusen Corp.	1,000	36,130
Polo Ralph Lauren Corp.	1,100	62,304
V.F. Corp.	850	47,158

		275,991

Total Consumer Discretionary		2,837,272

Consumer Staples (2.5%)
Beverages (0.7%)
Molson Coors Brewing Co.	1,430	89,375
PepsiAmericas, Inc.	1,900	46,531

		135,906

Food & Staples Retailing (0.3%)
Longs Drug Stores Corp.	700	24,493
Village Super Market, Inc., Class A	100	5,850
Weis Markets, Inc.	500	20,975

		51,318

Food Products (1.4%)
Bunge Ltd.	1,200	70,752
Flowers Foods, Inc.	2,025	55,708
Ralcorp Holdings, Inc.*	700	27,510
Smithfield Foods, Inc.*	2,500	67,100
Tyson Foods, Inc., Class A	2,100	30,093

		251,163

Household Products (0.1%)
Central Garden & Pet Co.*	500	24,790

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)

Oil-Dri Corp. of America	200	$3,524

		28,314

Personal Products (0.0%)
Natures Sunshine Products, Inc.	100	1,766
Parlux Fragrances, Inc.*	19	636

		2,402

Total Consumer Staples		469,103

Energy (5.5%)
Energy Equipment & Services (2.9%)
Cooper Cameron Corp.*	2,350	113,716
Dawson Geophysical Co.*	200	6,450
ENSCO International, Inc.	1,400	71,568
Grant Prideco, Inc.*	200	10,018
Lone Star Technologies, Inc.*	660	37,554
Lufkin Industries, Inc.	600	40,440
NATCO Group, Inc.*	300	8,676
NS Group, Inc.*	500	22,600
Oil States International, Inc.*	500	20,450
Pride International, Inc.*	2,450	86,510
Rowan Cos., Inc.	290	13,001
SBM Offshore N.V.	222	22,496
Tetra Technologies, Inc.*	500	19,840
Veritas DGC, Inc.*	300	13,518
Weatherford International Ltd.*	1,200	53,736

		540,573

Oil & Gas (2.6%)
Adams Resources & Energy, Inc.	200	5,350
Arch Coal, Inc.	700	60,704
ATP Oil & Gas Corp.*	131	5,574
Callon Petroleum Co.*	400	7,568
Cimarex Energy Co.*	1,038	47,291
Consol Energy, Inc.	60	4,374
Frontier Oil Corp.	600	28,434
Maritrans, Inc.	100	2,627
Murphy Oil Corp.	1,400	79,800
Newfield Exploration Co.*	1,100	57,640
Noble Energy, Inc.	1,200	55,536
Pogo Producing Co.	320	19,197
Range Resources Corp.	1,650	49,285
St. Mary Land & Exploration Co.	100	4,364
Swift Energy Co.*	400	19,768
Tesoro Corp.	300	21,741
Teton Energy Corp.*	500	4,365

		473,618

Total Energy		1,014,191

Financials (20.1%)
Capital Markets (2.0%)
A.G. Edwards, Inc.	1,590	75,636
Affiliated Managers Group, Inc.*	1,600	148,480
American Capital Strategies Ltd.	700	24,885
American Physicians Service Group	200	2,596
Apollo Investment Corp.	4,500	82,035
MCG Capital Corp.	1,139	17,769
Raymond James Financial, Inc.	200	8,512
SWS Group, Inc.	330	7,666

		367,579

Commercial Banks (3.2%)
Amcore Financial, Inc.	400	12,132
Bank of Hawaii Corp.	1,300	67,873
Beverly Hills Bancorp, Inc.	30	320
Britton & Koontz Capital Corp.	200	4,260
Brunswick Bancorp*.	20	237
Central Pacific Financial Corp.	700	25,760
City National Corp.	100	7,497
Codorus Valley Bancorp, Inc.	96	1,848
Commerce Bancorp, Inc./New Jersey	1,690	56,514
Community Bank Shares of Indiana, Inc.	10	233
Community West Bancshares	200	2,838
Cowlitz Bancorp*	200	2,760
Desert Community Bank/California	20	774
Farmers Capital Bank Corp.	200	6,628
Financial Institutions, Inc.	259	5,418
First Citizens BancShares, Inc./ North Carolina, Class A	100	19,206
First Indiana Corp.	400	13,372
FNB Corp./North Carolina	200	4,050
FNB Corp./Virginia	13	448
Habersham Bancorp	110	2,660
HF Financial Corp.	220	4,301
Integra Bank Corp.	30	663
Intervest Bancshares Corp.*	200	5,770
Leesport Financial Corp.	200	4,832
National Mercantile Bancorp*	200	3,702
North Fork Bancorp, Inc.	5,150	132,458
Peoples Banctrust Co., Inc.	110	2,035
Renasant Corp.	220	7,447
Republic First Bancorp, Inc.*	336	4,670
SVB Financial Group*	440	21,771
TD Banknorth, Inc.	1,700	49,266
UnionBanCal Corp.	800	53,672
UnionBancorp, Inc.	200	4,180
United Bancorp Inc/ Martins Ferry Ohio	38	456
United Bancshares, Inc.	100	1,556
United Security Bancshares/Alabama	50	1,482
Zions Bancorp.	800	63,256

		596,345

Consumer Finance (0.3%)
Advanta Corp., Class A	700	22,750
CompuCredit Corp.*	409	16,425
Consumer Portfolio Services*	600	3,750
EZCORP, Inc., Class A*	300	6,147

		49,072

Diversified Financial Services (0.6%)
California First National Bancorp.	100	1,350
CIT Group, Inc.	2,100	112,014
Delta Financial Corp.	300	2,793

		116,157

Insurance (7.6%)
Ambac Financial Group, Inc.	1,600	122,896
American National Insurance Co.	300	35,550
AmerUs Group Co.	1,200	73,644
Assurant, Inc.	2,840	130,413
CNA Financial Corp.*	200	6,324
Everest Reinsurance Group Ltd.	700	67,655
FBL Financial Group, Inc., Class A	400	13,340
First America Corp.	442	20,694
Gallagher (Arthur J.) & Co.	2,950	86,022
Great American Financial Resources, Inc.	510	11,654
Harleysville Group, Inc.	400	11,024
HCC Insurance Holdings, Inc.	150	4,659
Horace Mann Educators Corp.	900	17,631
Independence Holding Co.	340	7,667
Kansas City Life Insurance Co.	200	10,082
KMG America Corp.*	500	4,500
Max Reinsurance Capital Ltd.	1,081	28,657
Mercer Insurance Group, Inc.*	200	3,296
Merchants Group, Inc.	200	5,980
Midland Co.	300	11,190
National Western Life Insurance Co., Class A*	140	30,240

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Old Republic International Corp.	7,859	$168,576
Platinum Underwriters Holdings Ltd.	2,200	67,430
Presidential Life Corp.	600	12,882
Reinsurance Group of America, Inc.	3,100	150,350
Scottish Annuity & Life Holdings Ltd.	1,000	24,620
Selective Insurance Group, Inc.	700	40,600
Stancorp Financial Group, Inc.	1,200	59,700
Stewart Information Services Corp.	10	535
Unico American Corp.*	200	1,880
United America Indemnity Ltd.*	610	12,901
UnumProvident Corp.	2,600	52,858
Willis Group Holdings Ltd.	3,100	107,601

		1,403,051

Real Estate (3.7%)
AMLI Residential Properties Trust (REIT)	690	26,137
Ashford Hospitality Trust, Inc. (REIT)	1,000	12,240
Avatar Holdings, Inc.*	50	2,858
Boykin Lodging Co., (REIT)*	420	5,460
CB Richard Ellis Group, Inc., Class A*	800	50,496
Commercial Net Lease Realty (REIT)	310	7,108
Crescent Real Estate EQT Co. (REIT)	1,900	40,261
Eagle Hospitality Properties Trust, Inc. (REIT)	100	852
Entertainment Properties Trust (REIT)	300	13,038
Equity Inns, Inc. (REIT)	1,000	15,800
Gladstone Commercial Corp. (REIT)	50	900
Highland Hospitality Corp. (REIT)	1,400	16,884
HRPT Properties Trust (REIT)	5,300	56,869
ILX Resorts, Inc.	200	2,018
Investors Real Estate Trust (REIT)	728	7,047
KKR Financial Corp. (REIT)	2,600	58,214
LTC Properties, Inc. (REIT)	600	13,542
Mission West Properties, Inc. (REIT)	600	6,324
Monmouth (REIT)	20	164
National Health Investors, Inc. (REIT)	1,300	35,620
National Health Realty, Inc. (REIT).	200	4,028
New Plan Excel Realty Trust (REIT)	2,460	60,639
PS Business Parks, Inc., Class A (REIT)	500	27,425
Reckson Associates Realty Corp. (REIT)	500	19,965
SL Green Realty Corp. (REIT)	1,000	84,040
Strategic Hotel Capital, Inc. (REIT).	910	19,474
Sunstone Hotel Investors, Inc. (REIT)	800	23,600
Tarragon Corp.*	100	2,040
Trizec Properties, Inc. (REIT)	2,800	65,212
Urstadt Biddle Properties, Inc. (REIT)	400	6,708
Wellsford Real Properties, Inc.	200	1,130
Windrose Medical Properties Trust (REIT)	50	735
Winthrop Realty Trust (REIT)*	580	3,248

		690,076

Thrifts & Mortgage Finance (2.7%)
Accredited Home Lenders Holding Co.*	490	25,740
Berkshire Hills Bancorp, Inc.	186	6,160
Capital Crossing Bank*	100	3,496
Capital Title Group, Inc.	168	959
CFS Bancorp, Inc.	10	149
CORUS Bankshares, Inc.	493	31,655
First Defiance Financial Corp.	300	8,106
First Financial Holdings, Inc.	25	777
First Niagara Financial Group, Inc.	2,327	32,113
First Place Financial Corp./Ohio	39	938
FirstFed Financial Corp.*	410	25,707
Franklin Bank Corp.*	115	1,985
IndyMac Bancorp, Inc.	1,000	40,860
ITLA Capital Corp.*	102	4,753
New Hampshire Thrift Bancshares, Inc.	200	3,043
Northeast Bancorp.	200	4,760
Park Bancorp, Inc.	200	6,567
Peoples Bank/Connecticut	1,865	57,237
PFF Bancorp, Inc.	500	15,825
Provident Financial Holdings, Inc.	167	4,821
Radian Group, Inc.	2,700	154,521
TF Financial Corp.	200	5,670
United Community Financial Corp./Ohio	117	1,502
Washington Savings Bank F.S.B/Maryland	40	336
Webster Financial Corp.	1,400	65,940

		503,620

Total Financials		3,725,900

Health Care (8.4%)
Biotechnology (0.7%)
Charles River Laboratories International, Inc.*	1,590	73,347
Kendle International, Inc.*	400	9,988
United Therapeutics Corp.*	494	31,947
Viropharma, Inc.*	610	14,158

		129,440

Health Care Equipment & Supplies (3.7%)
Allied Healthcare Products*	200	1,118
Beckman Coulter, Inc.	1,450	86,348
Bio-Rad Laboratories, Inc., Class A*	500	33,700
Cooper Cos., Inc.	700	38,801
Dade Behring Holdings, Inc.	1,300	50,869
Datascope Corp.	290	10,179
DJ Orthopedics, Inc.*	500	16,415
Edwards Lifesciences Corp.*	1,900	81,586
Hillenbrand Industries, Inc.	1,600	78,752
Span-America Medical Systems, Inc.	200	2,674
Thermo Electron Corp.*	3,750	126,150
Thoratec Corp.*	280	7,084
Varian, Inc.*	3,550	136,213
Viasys Healthcare, Inc.*	800	22,656

		692,545

Health Care Providers & Services (1.0%)
Alderwoods Group, Inc.*	1,100	19,008
Allied Healthcare International, Inc.*	90	604
Almost Family , Inc.*	200	2,972
American Shared Hospital Services	120	834
Carriage Services, Inc.*	500	2,500
Coventry Health Care, Inc.*	650	38,720
Health Net, Inc.*	200	9,874
Horizon Health Corp.*	20	466
IMS Health, Inc.	2,400	59,040
Manor Care, Inc.	400	15,640
Matria Healthcare, Inc.*	221	9,430
Medcath Corp.*	100	1,932
Merge Technologies, Inc.*	183	4,831

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
NWH, Inc.	200	$2,312
Pediatrix Medical Group, Inc.*	160	14,029
RehabCare Group, Inc.*	200	3,836
Trizetto Group*	30	551

		186,579

Pharmaceuticals (3.0%)
Alpharma, Inc., Class A	100	3,345
Barr Pharmaceuticals, Inc.*	1,500	98,370
Endo Pharmaceuticals Holdings, Inc.*	5,100	146,370
Impax Laboratories, Inc.*	5,900	59,295
Par Pharmaceutical Cos., Inc.*	2,250	74,430
Schiff Nutrition International, Inc.*	300	1,320
Theravance, Inc.*	2,800	76,692
Valeant Pharmaceuticals International	4,850	87,106

		546,928

Total Health Care		1,555,492

Industrials (14.8%)
Aerospace & Defense (1.7%)
Alliant Techsystems, Inc.*	1,650	127,875
BE Aerospace, Inc.*	480	10,089
Esterline Technologies Corp.*	700	28,959
Goodrich Corp.	3,200	125,984
Ladish Co., Inc.*	10	243
Sequa Corp., Class A*	300	24,465
Triumph Group, Inc.*	130	5,494

		323,109

Air Freight & Logistics (0.1%)
CNF, Inc.	240	12,300

Airlines (0.3%)
Alaska Air Group, Inc.*	800	25,544
Continental Airlines, Inc., Class B*	1,500	31,365
Republic Airways Holdings, Inc.*	233	3,455

		60,364

Building Products (0.6%)
Griffon Corp.*	740	17,464
International Aluminum Corp.	200	7,856
Lennox International, Inc.	1,400	44,730
Universal Forest Products, Inc.	600	34,362

		104,412

Commercial Services & Supplies (1.9%)
ABM Industries, Inc.	40	764
Adesa, Inc.	700	17,920
Amrep Corp.*	200	5,714
Banta Corp.	120	6,135
CBIZ, Inc.*	2,100	12,579
CDI Corp.	220	5,999
Corrections Corp. of America*	600	25,470
CPI Corp.	60	1,194
Ecology And Environment, Inc.	200	1,910
Electro Rent Corp.*	40	679
IKON Office Solutions, Inc.	500	5,910
Kelly Services, Inc., Class A	500	13,390
Layne Christensen Co.*	400	12,060
Mac-Gray Corp.*	400	4,960
Manpower, Inc.	20	1,077
Monster Worldwide, Inc.*	400	17,064
Nashua Corp.*	200	1,478
Nobel Learning Communities, Inc.*	300	2,835
R.R. Donnelley & Sons Co. (New York Exchange)	2,400	78,240
RCM Technologies, Inc.*	300	1,716
SOURCECORP, Inc.*	400	10,528
Steelcase, Inc., Class A	1,600	26,960
TeleTech Holdings, Inc.*	800	9,328
United Stationers, Inc.*	1,400	70,042
Vertrue, Inc.*	200	8,652
Waste Industries USA, Inc.	400	6,016
West Corp.*	87	3,552
Willis Lease Finance Corp.*	230	2,141

		354,313

Construction & Engineering (1.4%)
EMCOR Group, Inc.*	1,305	107,036
Granite Construction, Inc.	600	24,288
McDermott International, Inc.*	400	20,800
Michael Baker Corp.*	300	8,040
Shaw Group, Inc.*	1,380	49,156
URS Corp.*	1,200	51,336

		260,656

Electrical Equipment (1.0%)
Acuity Brands, Inc.	2,100	79,569
Channell Commercial Corp.*	300	1,155
Espey Manufacturing & Electronics Corp.	400	6,800
Genlyte Group, Inc.*	1,000	57,840
Preformed Line Products Co.	200	8,678
Regal Beloit Corp.	500	18,445
SL Industries, Inc.*	200	3,150
Thomas & Betts Corp.*	130	5,804

		181,441

Industrial Conglomerates (1.1%)
Carlisle Cos., Inc.	750	52,058
Standex International Corp.	500	15,460
United Capital Corp.*	400	10,400
Walter Industries, Inc.	2,000	126,500

		204,418

Machinery (5.4%)
Albany International Corp.	620	22,940
Ampco-Pittsburgh Corp.	10	194
Astec Industries, Inc.*	500	19,225
Baldwin Technology Co.*	300	1,485
Cummins, Inc.	600	58,380
Dover Corp.	3,115	143,072
Hardinge, Inc.	300	5,385
Harsco Corp.	100	7,922
Intermec, Inc.*	200	6,974
JLG Industries, Inc.	200	10,896
Joy Global, Inc.	310	16,752
Kennametal, Inc.	2,000	117,000
Lydall, Inc.*	100	900
Nacco Industries, Inc., Class A	100	13,684
Oshkosh Truck Corp.	400	19,724
Parker-Hannifin Corp.	1,200	90,924
Pentair, Inc.	3,550	136,320
Robbins & Myers, Inc.	300	7,074
SPX Corp.	1,850	88,264
Terex Corp.*	900	63,450
Timken Co.	1,700	61,489
Trinity Industries, Inc.	1,800	91,890
Twin Disc, Inc.	200	11,410

		995,354

Marine (0.0%)
B&H Ocean Carriers Ltd.*	300	5,685

Road & Rail (0.7%)
Arkansas Best Corp.	700	29,967
Swift Transportation Co., Inc.*	200	4,726
Werner Enterprises, Inc.	216	4,655
YRC Worldwide, Inc.*	1,700	84,728

		124,076

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.5%)
Grainger (W.W.), Inc.	1,220	$86,535
Huttig Building Products, Inc.*	100	896
Industrial Distribution Group, Inc.*	300	2,355
Interline Brands, Inc.*	280	7,112

		96,898

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Co. Trust	490	16,023

Total Industrials		2,739,049

Information Technology (21.1%)
Communications Equipment (1.4%)
Andrew Corp.*	8,250	107,002
Applied Innovation, Inc.*	400	1,468
Arris Group, Inc.*	6,862	80,697
Black Box Corp.	477	24,151
CommScope, Inc.*	400	8,844
Communications Systems, Inc.	10	114
SafeNet, Inc.*	650	20,423
Superior Essex, Inc.*	248	5,677

		248,376

Computers & Peripherals (2.8%)
Advanced Digital Information Corp.*	1,551	15,526
Avid Technology, Inc.*	2,720	135,102
Dataram Corp.	10	53
Diebold, Inc.	3,790	148,227
Hypercom Corp.*	150	1,006
Imation Corp.	500	22,665
M-Systems Flash Disk Pioneers Ltd.*	300	8,694
NCR Corp.*	1,300	48,295
Printronix, Inc.	300	4,488
QLogic Corp.*	900	35,703
Seagate Technology*	3,800	99,104

		518,863

Electronic Equipment & Instruments (5.2%)
Anixter International, Inc.	1,600	74,064
Arrow Electronics, Inc.*	6,130	210,627
Avnet, Inc.*	1,600	39,120
Bonso Electronic International, Inc.	200	1,076
Celestica, Inc.*	7,435	74,201
CTS Corp.	490	6,032
Flextronics International Ltd.*	5,600	58,576
Gerber Scientific, Inc.*	350	3,892
LeCroy Corp.*	32	454
O.I. Corp.*	200	2,548
Perceptron, Inc.*	300	2,100
Spectrum Control, Inc.*	100	719
Sypris Solutions, Inc.	226	2,258
Tektronix, Inc.	6,035	178,033
Vishay Intertechnology, Inc.*	19,630	310,743

		964,443

Internet Software & Services (0.1%)
Digital Insight Corp.*	50	1,794
EarthLink, Inc.*	120	1,370
Interwoven, Inc.*	100	951
SonicWALL, Inc.*	1,362	11,223
Vignette Corp.*	200	3,388

		18,726

IT Services (0.8%)
BearingPoint, Inc.*	5,900	48,498
CheckFree Corp.*	120	6,218
Computer Task Group, Inc.*	385	1,598
Convergys Corp.*	700	12,040
EdgewaterTechnology, Inc.*	300	1,941
Inforte Corp.*	30	124
Intrado, Inc.*	220	5,597
Lightbridge, Inc.*	100	975
MPS Group, Inc.*	2,100	29,841
SYKES Enterprises, Inc.*	629	8,177
Tier Technologies, Inc., Class B*	100	742
Unisys Corp.*	5,100	34,119

		149,870

Semiconductors & Semiconductor Equipment (9.6%)
Advanced Power Technology, Inc.*	10	151
Analog Devices, Inc.	3,800	151,126
Cypress Semiconductor Corp.*	7,550	127,821
DSP Group, Inc.*	400	11,740
Exar Corp.*	570	7,678
Fairchild Semiconductor International, Inc.*	6,800	135,660
Freescale Semiconductor, Inc., Class B*	4,750	119,938
International Rectifier Corp.*	1,200	43,644
Intersil Corp., Class A	485	14,094
IXYS Corp.*	40	430
Lam Research Corp.*	4,750	220,542
LSI Logic Corp.*	10,650	97,448
MEMC Electronic Materials, Inc.*	1,770	50,587
Micron Technology, Inc.*	8,300	121,844
Microsemi Corp.*	1,053	32,053
National Semiconductor Corp.	5,350	150,923
Novellus Systems, Inc.*	5,050	143,167
ON Semiconductor Corp.*	3,100	23,281
Portalplayer, Inc.*	400	11,796
Semitool, Inc.*	190	2,594
Teradyne, Inc.*	11,800	205,556
Varian Semiconductor Equipment Associates, Inc.*	2,200	108,966

		1,781,039

Software (1.2%)
BMC Software, Inc.*	3,100	68,510
ePlus, Inc.*	300	4,242
Pervasive Software, Inc.*	190	817
Reynolds & Reynolds Co.	1,900	53,960
SPSS, Inc.*	400	12,896
Sybase, Inc.*	2,500	53,975
Trident Microsystems, Inc.*	1,047	27,348

		221,748

Total Information Technology		3,903,065

Materials (6.1%)
Chemicals (2.8%)
Albemarle Corp.	1,100	48,147
American Pacific Corp.*	100	682
Arch Chemicals, Inc.	500	15,500
Atlantis Plastics, Inc.*	100	893
Cambrex Corp.	100	2,211
Cytec Industries, Inc.	3,310	164,176
Engelhard Corp.	1,700	68,510
Huntsman Corp.*	3,600	77,832
International Flavors & Fragrances, Inc.	2,550	84,048
LESCO, Inc.*	124	1,771
Material Sciences Corp.*	100	1,390
RPM International, Inc.	1,070	20,223
Schulman (A.), Inc.	1,000	24,650
Scotts Miracle-Gro Co., Class A	100	4,950
Westlake Chemical Corp.	100	3,140

		518,123

Construction Materials (0.5%)
Ameron International Corp.	300	16,170
Eagle Materials, Inc.	400	65,156
Rinker Group Ltd.	508	6,448

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
U.S. Concrete, Inc.*	280	$3,394

		91,168

Containers & Packaging (1.2%)
Greif, Inc., Class A	100	6,512
Mod-Pac Corp.*	10	120
Pactiv Corp.*	5,000	111,200
Smurfit-Stone Container Corp.*	3,900	49,881
Sonoco Products Co.	40	1,239
Temple-Inland, Inc.	1,400	65,660

		234,612

Metals & Mining (1.6%)
A.M. Castle & Co.	10	301
Allegheny Technologies, Inc.	1,700	88,145
Foundation Coal Holdings, Inc.	400	17,784
Gibraltar Industries, Inc.	400	10,812
GrafTech International Ltd.*	7,682	57,385
Grupo Imsa S.A. de C.V.	6,900	23,820
Inco Ltd.	1,500	76,920
Ryerson Tull, Inc.	400	12,352
Titanium Metals Corp.*	60	4,541

		292,060

Total Materials		1,135,963

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.2%)
Citizens Communications Co.	1,500	18,405
CT Communications, Inc.	559	7,647
D&E Communications, Inc.	336	3,431
General Communication, Inc., Class A*	500	5,425
Golden Telecom, Inc.	300	8,694
Valor Communications Group, Inc.	610	7,192

		50,794

Wireless Telecommunication Services (0.4%)
EMS Technologies, Inc.*	335	5,755
Syniverse Holdings, Inc.*	380	9,124
Telephone & Data Systems, Inc.	1,560	55,774

		70,653

Total Telecommunication Services		121,447

Utilities (4.4%)
Electric Utilities (3.3%)
Alliant Energy Corp.	2,500	74,150
CH Energy Group, Inc.	500	23,450
Cleco Corp.	320	7,018
Duquesne Light Holdings, Inc.	2,400	43,152
Northeast Utilities	1,600	31,808
Pepco Holdings, Inc.	3,500	80,535
Pinnacle West Capital Corp.	1,700	72,437
PPL Corp.	3,800	114,494
UIL Holdings Corp.	340	16,435
Unitil Corp.	100	2,459
Westar Energy, Inc.	2,500	51,500
Wisconsin Energy Corp.	2,100	87,171

		604,609

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	70	2,209
Nicor, Inc.	1,000	40,900
South Jersey Industries, Inc.	1,000	29,400
UGI Corp.	1,800	38,646

		111,155

Multi-Utilities & Unregulated Power (0.4%)
MDU Resources Group, Inc.	900	32,580
Vectren Corp.	1,800	49,248

		81,828

Water Utilities (0.1%)
SJW Corp.	300	15,300
Southwest Water Co.	426	6,629

		21,929

Total Utilities		819,521

Total Common Stocks (98.8%) (Cost $14,780,373)		18,321,003

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.6%)
JPMorgan Chase Nassau
3.98%, 2/1/06 (Amortized Cost $286,757)	$286,757	286,757

Total Investments (100.4%) (Cost/Amortized Cost $15,067,130)		18,607,760
Other Assets Less Liabilities (-0.4%)		(72,964)

Net Assets (100%)		$18,534,796

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,056,835
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,712,298

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,743,549
Aggregate gross unrealized depreciation	(280,658)

Net unrealized appreciation	$3,462,891

Federal income tax cost of investments	$15,144,869

For the three months ended January 31, 2006, the Fund incurred approximately $4 as brokerage commissions with Advest, Inc., and $2 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.5%)
BHP Billiton Ltd.	10,132	$197,740
BlueScope Steel Ltd.	16,800	99,507
CSL Ltd.	7,422	244,225
Macquarie Airports	35,200	82,810
Macquarie Infrastructure Group	34,200	91,323
Promina Group Ltd.	3,200	12,418

		728,023

Austria (1.1%)
Erste Bank der oesterreichischen Sparkassen AG	4,184	233,201
Erste Bank der oesterreichischen Sparkassen AG §	315	17,557
Erste Bank der oesterreichischen Sparkassen AG (Rights Issue)*	1,429	78,571
OMV AG	3,000	211,834

		541,163

Belgium (1.5%)
Delhaize Group	3,500	240,128
Dexia	6,873	168,837
Fortis	6,683	233,392
KBC Groep N.V.	700	70,253

		712,610

Brazil (2.2%)
Cia Vale do Rio Doce (ADR)	8,574	439,589
Petroleo Brasileiro S.A. (ADR)	3,728	352,296
Unibanco-Uniao de Bancos Brasileiros S.A. (ADR)	3,061	257,797

		1,049,682

Canada (4.2%)
Canadian National Railway Co.	4,662	421,398
Canadian Natural Resources Ltd.	5,000	308,755
EnCana Corp.	2,200	109,202
Shoppers Drug Mart Corp.	13,433	500,521
Talisman Energy, Inc.	8,247	499,884
Teck Cominco Ltd. Class B	2,800	179,932

		2,019,692

Finland (0.4%)
Nokia Oyj	11,310	206,693

France (9.1%)
Assurances Generales de France	2,300	237,954
BNP Paribas	2,753	245,374
Cie De Saint-Gobain	3,555	232,893
Credit Agricole S.A.	5,972	210,665
Imerys S.A.	1,556	128,105
JC Decaux S.A.*	6,634	164,658
Lafarge S.A	1,761	185,184
LVMH Moet Hennessy Louis Vuitton S.A.	2,774	250,109
Renault S.A.	3,300	311,358
Sanofi-Aventis	3,335	305,549
Societe Generale	1,800	237,590
Total S.A.	3,472	957,886
Vallourec	236	165,354
Veolia Environnement	8,350	422,407
Vinci S.A.	3,630	337,425

		4,392,511

Germany (7.0%)
BASF AG*	1,291	101,679
Bayerische Motoren Werke (BMW) AG	3,797	171,656
Continental AG	9,284	903,012
Deutsche Post AG	5,962	167,888
E.ON AG	2,500	279,076
Hypo Real Estate Holding AG	6,716	437,936
MAN AG	3,100	178,015
Metro AG	4,122	209,223
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	1,800	244,213
RWE AG	2,710	223,179
SAP AG	850	173,918
Schering AG	1,772	121,143
Siemens AG	2,260	205,988

		3,416,926

Hong Kong (1.4%)
CNOOC Ltd. (ADR)	1,991	171,405
Esprit Holdings Ltd.	29,500	256,507
Shangri-La Asia Ltd.	141,040	229,091

		657,003

India (0.7%)
ICICI Bank Ltd. (ADR)	10,607	333,272

Ireland (0.6%)
Anglo Irish Bank Corp. plc	10,637	167,785
Bank of Ireland	6,560	112,477

		280,262

Italy (2.4%)
Buzzi Unicem S.p.A.	3,900	72,789
ENI S.p.A.	24,126	728,889
Mediaset S.p.A.	8,800	102,904
Recordati S.p.A.	9,100	65,196
UniCredito Italiano S.p.A.	24,600	175,497

		1,145,275

Japan (23.0%)
Advantest Corp.	2,100	258,318
Astellas Pharma, Inc.	4,300	178,149
Canon, Inc.	9,100	550,361
Circle K Sunkus Co., Ltd.	2,000	47,751
Credit Saison Co., Ltd.	6,400	287,567
Daikin Industries Ltd.	4,500	147,995
East Japan Railway Co.	25	174,049
Fanuc Ltd.	3,156	278,490
Hirose Electric Co., Ltd.	600	91,283
Hitachi Ltd.	13,000	91,838
Honda Motor Co., Ltd.	8,300	472,199
Hoya Corp.	4,800	192,713
Itochu Corp.	21,000	178,670
Japan Tobacco, Inc.	16	248,751
JFE Holdings, Inc.	7,400	266,126
Kao Corp.	4,000	115,491
Kobe Steel Ltd.	58,000	199,171
Kyocera Corp.	1,500	133,900
Leopalace21 Corp.	6,569	239,607
Matsushita Electric Industrial Co., Ltd.	4,000	87,131
Misawa Homes Holdings, Inc.*	2,900	166,224
Mitsubishi Corp.	9,600	224,696
Mitsubishi UFJ Financial Group, Inc.	50	721,821
Mitsui Chemicals, Inc.	17,000	128,809
Mitsui Fudosan Co., Ltd.	2,000	42,199
Mitsui O.S.K. Lines Ltd.	8,000	72,643
Murata Manufacturing Co., Ltd.	3,600	261,393
Nidec Corp.	1,100	101,012
Nikko Cordial Corp.	9,000	143,305
Nintendo Co., Ltd.	600	82,467
Nippon Electric Glass Co., Ltd.	13,000	343,143

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Mining Holdings, Inc.	14,500	$119,280
Nippon Telegraph & Telephone Corp.	15	69,705
Nissan Motor Co., Ltd.	7,200	81,186
Nitto Denko Corp.	2,300	195,097
Oji Paper Co., Ltd.	2,000	11,703
ORIX Corp.	1,600	414,812
Rengo Co. Ltd.	6,000	35,570
Sanyo Shinpan Finance Co., Ltd.	1,400	87,541
Secom Co., Ltd.	2,000	103,703
Sega Sammy Holdings, Inc.	9,290	334,096
Seiyu Ltd.*	73,000	231,350
Sharp Corp.	2,000	36,646
Shin-Etsu Chemical Co., Ltd.	2,500	142,442
SMC Corp.	800	122,804
Sony Corp.	500	24,345
Sumitomo Corp.	17,000	233,076
Sumitomo Heavy Industries Ltd.	20,000	178,704
Sumitomo Metal Industries Ltd.	43,000	174,843
Sumitomo Mitsui Financial Group, Inc.	36	421,304
Sumitomo Realty & Development Co., Ltd.	12,000	272,669
Takefuji Corp.	1,020	61,515
Tokyo Electric Power Co., Inc.	5,800	146,158
Tokyo Gas Co., Ltd.	29,000	135,010
Toyota Motor Corp.	14,000	727,117
Yamada Denki Co., Ltd.	2,000	258,318

		11,146,266

Luxembourg (1.0%)
Arcelor	11,580	406,380
SES Global S.A.	5,600	103,361

		509,741

Mexico (3.5%)
America Movil S.A. de C.V. (ADR)	19,665	663,301
Cemex S.A. de C.V. (ADR)	10,128	668,245
Fomento Economico Mexicano S.A.de C.V. (ADR)	1,400	109,676
Grupo Televisa S.A. (ADR)	3,113	260,091

		1,701,313

Netherlands (4.2%)
ABN AMRO Holding N.V.	13,826	383,626
European Aeronautic Defence & Space Co.	4,740	185,624
ING Groep N.V. (CVA)	18,131	646,624
Koninklijke (Royal) Philips Electronics N.V.	9,149	308,625
Reed Elsevier N.V.	11,401	160,178
Royal Dutch Shell plc, Class A	2,800	95,269
Royal Dutch Shell plc, Class B	3,993	143,075
Wolters Kluwer N.V., Class C (CVA)	5,373	118,875

		2,041,896

Singapore (1.0%)
CapitaLand Ltd.	100,000	244,023
Flextronics International Ltd.*	3,300	34,518
Singapore Telecommunications Ltd.	141,928	222,145

		500,686

South Korea (1.0%)
Samsung Electronics Co., Ltd.	645	494,791

Spain (2.1%)
Altadis S.A.	5,833	242,310
Banco Bilbao Vizcaya Argentaria S.A.	3,482	70,273
Banco Popular Espanol S.A.	13,660	170,849
Endesa S.A.	8,700	250,376
Repsol YPF S.A.	7,700	208,601
Union Fenosa S.A.	1,700	63,994

		1,006,403

Sweden (1.9%)
Nordea Bank AB	2,200	23,618
Telefonaktiebolaget LM Ericsson (ADR)*	18,936	690,785
Telefonaktiebolaget LM Ericsson, Class B	55,600	200,055

		914,458

Switzerland (8.9%)
ABB Ltd.*	30,489	330,807
Adecco S.A.	3,164	176,340
Credit Suisse Group	5,000	291,351
Holcim Ltd. (Registered)	2,470	186,537
Lonza Group AG (Registered)	5,951	373,941
Micronas Semiconductor Holding AG (Registered)*	1,100	37,351
Nestle S.A. (Registered)	932	272,813
Novartis AG (Registered)	5,684	311,464
Roche Holding AG	5,972	941,647
UBS AG (Registered)	8,715	945,582
Xstrata plc	7,360	206,292
Zurich Financial Services AG*	1,090	238,233

		4,312,358

United Kingdom (19.0%)
ARM Holdings plc	70,613	166,293
Aviva plc	17,208	220,362
BAE Systems plc	26,300	194,924
Barclays plc	48,482	517,879
BG Group plc	22,870	258,115
BHP Billiton plc	2,200	40,607
BP plc	27,100	325,604
British American Tobacco plc	9,400	211,679
British Land Co. plc	6,199	126,594
Carphone Warehouse Group plc	36,504	162,201
Centrica plc	28,860	136,828
Corus Group plc	77,300	95,829
Diageo plc	16,312	242,519
Enterprise Inns plc	25,176	413,459
Friends Provident plc	43,460	155,260
George Wimpey plc	4,700	42,958
GlaxoSmithKline plc	23,322	596,071
HBOS plc	14,750	259,144
HSBC Holdings plc	25,600	428,031
Intercontinental Hotels Group plc	6,642	102,233
International Power plc*	29,800	143,668
J Sainsbury plc	29,512	157,884
Kingfisher plc	30,661	129,426
Lloyds TSB Group plc	16,800	152,134
Mitchells & Butlers plc	17,200	124,422
National Grid plc	10,312	105,478
Persimmon plc	3,300	73,726
Punch Taverns plc	8,120	124,982
Reckitt Benckiser plc	12,957	425,118
Royal & Sun Alliance Insurance Group plc	53,200	118,667
Royal Bank of Scotland Group plc	17,576	543,554
SABMiller plc	5,500	111,831
Schroders plc	4,934	96,289

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Smith & Nephew plc	15,271	$151,452
Standard Chartered plc	7,845	194,509
Stolt Offshore S.A.*	15,360	193,801
Tate & Lyle plc	5,000	51,188
Tesco plc	51,042	288,488
Trinity Mirror plc	6,600	71,791
Vodafone Group plc	280,130	587,509
Whitbread plc	3,085	58,258
William Morrison Supermarkets plc	51,483	171,111
Wolseley plc	11,001	264,743
WPP Group plc	14,679	162,800

		9,199,419

Total Common Stocks (97.7%) (Cost $37,560,831)		47,310,443

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.7%)
JPMorgan Chase Nassau
3.98%, 2/1/06 (Amortized Cost $ 842,898)	$842,898	842,898

Total Investments (99.4%) (Cost/Amortized Cost $38,403,729)		48,153,341
Other Assets Less Liabilities (0.6%)		294,677

Net Assets (100.0%)		$48,448,018

Market Sector Diversification
As A Percentage of Total Net Assets

Consumer Discretionary	14.5%
Consumer Staples	7.9
Energy	9.9
Financials	24.8
Health Care	6.0
Industrials	9.8
Information Technology	8.5
Materials	9.4
Telecommunications Services	3.2
Utilities	3.7
Cash and Other	2.3

100.0%

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2006, the market value of these securities amounted to $17,557 or 0.04% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

At January 31, 2006 the Portfolio had the following futures contracts open:

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 1/31/06	Unrealized Appreciation
Dow Jones Euro Stock 50 Index	2	March-06	$89,024	$89,980	$956

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,639,740
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,536,482

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,789,636
Aggregate gross unrealized depreciation	(217,869)

Net unrealized appreciation	$9,571,767

Federal income tax cost of investments	$38,581,574

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.7%)
Auto Components (0.1%)
Toyota Industries Corp.	1,800	$65,348

Hotels, Restaurants & Leisure (0.3%)
Ctrip.com International Ltd. (ADR)*	3,220	199,382

Household Durables (0.6%)
Matsushita Electric Industrial Co., Ltd.	3,000	65,349
Sony Corp.	8,100	394,396

		459,745

Internet & Catalog Retail (2.8%)
Amazon.com, Inc.*	30	1,345
eBay, Inc.*	37,505	1,616,465
Emdeon Corp.*	18,400	171,856
Rakuten, Inc.*	110	93,965
Shanda Interactive Entertainment Ltd. (ADR)*	11,900	199,325

		2,082,956

Media (1.9%)
DreamWorks Animation SKG, Inc., Class A*	3,250	87,100
Pixar*	16,855	973,882
Usen Corp.	3,330	91,026
XM Satellite Radio Holdings, Inc., Class A*	9,010	235,882

		1,387,890

Total Consumer Discretionary		4,195,321

Energy (2.4%)
Energy Equipment & Services (2.1%)
Baker Hughes, Inc.	1,720	133,197
Cooper Cameron Corp.*	3,340	161,623
Diamond Offshore Drilling, Inc.	1,700	144,279
ENSCO International, Inc.	2,250	115,020
GlobalSantaFe Corp.	1,820	111,111
Grant Prideco, Inc.*	2,930	146,764
Halliburton Co.	550	43,752
Nabors Industries Ltd.*	1,270	103,187
National Oilwell Varco, Inc.*	880	66,942
Patterson-UTI Energy, Inc.	2,770	104,207
Schlumberger Ltd.	2,060	262,547
Smith International, Inc.	1,770	79,650
Weatherford International Ltd.*	2,400	107,472

		1,579,751

Oil & Gas (0.3%)
Valero Energy Corp.	2,900	181,047

Total Energy		1,760,798

Health Care (0.6%)
Biotechnology (0.1%)
Neurocrine Biosciences, Inc.*	1,040	63,201

Health Care Providers & Services (0.5%)
Cerner Corp.*	7,800	351,000
WellPoint, Inc.*	670	51,456

		402,456

Total Health Care		465,657

Industrials (3.7%)
Aerospace & Defense (0.0%)
United Technologies Corp.	30	1,751

Commercial Services & Supplies (2.6%)
ChoicePoint, Inc.*	6,400	263,168
Manpower, Inc.	3,450	185,714
Monster Worldwide, Inc.*	35,200	1,501,632

		1,950,514

Electrical Equipment (0.8%)
Energy Conversion Devices, Inc.*	4,160	209,498
Evergreen Solar, Inc.*	22,400	345,632

		555,130

Machinery (0.3%)
Intermec, Inc.*	4,260	148,546
Mitsubishi Heavy Industries Ltd.	14,000	63,503

		212,049

Total Industrials		2,719,444

Information Technology (83.6%)
Communications Equipment (13.1%)
ADC Telecommunications, Inc.*	4,410	111,838
Alcatel S.A.*	13,610	179,314
Arris Group, Inc.*	13,800	162,288
Ciena Corp.*	43,690	174,760
Cisco Systems, Inc.*	139,595	2,592,279
Comverse Technology, Inc.*	60	1,643
Corning, Inc.*	121,600	2,960,960
F5 Networks, Inc.*	1,300	84,110
Nokia Oyj (ADR)	54,290	997,850
QUALCOMM, Inc.	50,700	2,431,572

		9,696,614

Computers & Peripherals (9.4%)
Apple Computer, Inc.*	16,580	1,251,956
Dell, Inc.*	30,500	893,955
EMC Corp.*	140,330	1,880,422
Hewlett-Packard Co.	13,020	405,964
International Business Machines Corp.	7,500	609,750
NCR Corp.*	310	11,516
Network Appliance, Inc.*	17,700	552,240
QLogic Corp.*	6,180	245,161
SanDisk Corp.*	4,020	270,787
Sun Microsystems, Inc.*	65,420	294,390
Telvent GIT S.A.*	4,600	50,876
Western Digital Corp.*	21,900	478,734

		6,945,751

Electronic Equipment & Instruments (4.1%)
Agilent Technologies, Inc.*	19,755	669,892
Flextronics International Ltd.*	96,005	1,004,212
Hitachi Ltd.	9,000	63,580
Hon Hai Precision Industry Co., Ltd.	91,206	613,155
Jabil Circuit, Inc.*	13,500	545,400
Murata Manufacturing Co., Ltd.	1,000	72,609
Nidec Corp .	1,100	101,012
SunPower Corp., Class A*	110	4,397

		3,074,257

Internet Software & Services (8.3%)
Google, Inc., Class A*	6,305	2,731,641
Netease.com (ADR)*	4,280	305,592
SINA Corp.*	840	19,547
Tencent Holdings Ltd.	159,000	204,971
VeriSign, Inc.*	41,465	984,794
Yahoo! Japan Corp.	40	54,329
Yahoo!, Inc.*	52,800	1,813,152

		6,114,026

IT Services (3.7%)
Accenture Ltd., Class A	12,800	403,584
Automatic Data Processing, Inc.	4,550	199,927
BISYS Group, Inc.*	12,300	178,227
CheckFree Corp.*	3,080	159,605
Cognizant Technology Solutions Corp., Class A*	6,100	319,457
DST Systems, Inc.*	8,630	488,976
First Data Corp.	15,500	699,050
Greenfield Online, Inc.*	3,900	27,612
Infosys Technologies Ltd. (ADR)	1,100	83,897

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Iron Mountain, Inc.*	5,100	$212,568

		2,772,903

Office Electronics (0.1%)
Canon, Inc.	1,000	60,479

Semiconductors & Semiconductor Equipment (25.3%)
Advanced Micro Devices, Inc.*	4,260	178,324
Altera Corp.*	45,555	879,667
Applied Materials, Inc.	92,865	1,769,078
ASML Holding N.V. (N.Y. Shares)*	70,830	1,600,050
Broadcom Corp., Class A*	10,630	724,966
Chartered Semiconductor Manufacturing Ltd.*	406,000	350,259
Cypress Semiconductor Corp.*	11,700	198,081
Fairchild Semiconductor International, Inc.*	24,200	482,790
Intel Corp.	111,590	2,373,519
Lam Research Corp.*	10,850	503,765
Marvell Technology Group Ltd.*	26,500	1,813,130
Maxim Integrated Products, Inc.	3,900	160,056
Micron Technology, Inc.*	10,540	154,727
National Semiconductor Corp.	24,930	703,275
ON Semiconductor Corp.*	32,800	246,328
Samsung Electronics Co., Ltd.	1,096	840,761
Samsung Electronics Co., Ltd §	680	521,640
Samsung Electronics Co., Ltd. (GDR) §	3,135	1,202,457
STMicroelectronics N.V.	10,243	189,059
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	149,476	1,614,341
Teradyne, Inc.*	15,540	270,707
Texas Instruments, Inc.	33,085	967,075
Varian Semiconductor Equipment Associates, Inc.*	5,500	272,415
Xilinx, Inc.	25,415	715,686

		18,732,156

Software (19.6%)
Activision, Inc.*	11,930	171,076
Adobe Systems, Inc.	31,560	1,253,563
Amdocs Ltd.*	36,745	1,183,189
Autodesk, Inc.	17,450	708,295
Citrix Systems, Inc.*	10,990	338,932
Cognos, Inc.*	6,140	233,934
Compuware Corp.*	10,500	86,520
Electronic Arts, Inc.*	13,600	742,288
Mercury Interactive Corp.*	11,850	411,787
Microsoft Corp.	150,740	4,243,331
NAVTEQ Corp.*	15,870	712,722
Nintendo Co., Ltd.	590	81,093
Oracle Corp.*	101,360	1,274,095
Red Hat, Inc.*	43,070	1,246,876
Salesforce.com, Inc.*	6,770	277,909
Serena Software, Inc.*	3,600	84,996
Symantec Corp.*	57,700	1,060,526
THQ, Inc.*	5,410	142,013
TIBCO Software, Inc.*	30,500	243,695

		14,496,840

Total Information Technology		61,893,026

Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
Nextel Partners, Inc., Class A*	9,700	271,503
NTT DoCoMo, Inc.	30	48,691

		320,194

Total Telecommunication Services		320,194

Utilities (0.1%)
Independent Power Producers & Energy Traders (0.1%)
Suntech Power Holdings Co. Ltd. (ADR)*	1,360	57,786

Total Utilities		57,786

Total Common Stocks (96.5%) (Cost $63,240,946)		71,412,226

	Number of Warrants
WARRANTS:
Financials (0.0%)
Diversified Financial Services (0.0%)
Merrill Lynch & Co., Inc,
$0.0001, expiring 8/02/10 *	12,100	27,619

Information Technology (0.2%)
Electronic Equipment & Instruments (0.1%)
Hon Hai Precision Industry Co., Ltd.
$0.0001, expiring 11/17/10*	5,800	38,992

Software (0.1%)
Tata Consultancy Services Ltd.
$0.0001, expiring 9/12/09 *§	2,925	110,684

Total Information Technology		149,676

Total Warrants (0.2%) (Cost $156,606)		177,295

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (2.6%)
JPMorgan Chase Nassau
3.98%, 2/1/06 (Cost/Amortized Cost $1,950,700)	$1,950,700	1,950,700

	Number of Contracts
OPTIONS PURCHASED:
Call Options (0.6%)
Hewlett Packard Co.
January-07 @ $25.00*	290	232,000
January-07 @ $30.00*	110	51,700
Microsoft Corp.
January-07 @ $27.00*	220	64,900
January-08 @ $25.00*	220	125,400

(Cost $369,476)		474,000

Put Options (0.1%)
Nasdaq-100 Index Tracking Stock
February-06 @ $41.00*	1,194	47,760

(Cost $95,884)		47,760

Total Options Purchased (0.7%)
(Cost $465,360)		521,760

Total Investments (100.0%)
(Cost/Amortized Cost $ 65,813,612)		74,061,981
Other Assets Less Liabilities (0.0%)		16,543

Net Assets (100%)		$74,078,524

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2006, the market value of these securities amounted to $1,834,781 or 2.48% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Options written for the three months ended January 31, 2006, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2005	14	$9,924
Options Written	—	—
Options Terminated in Closing Purchase Transactions	(14)	(9,924)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding—January 31, 2006	—	$—

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$16,415,933
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$21,536,115

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,897,833
Aggregate gross unrealized depreciation	(2,263,904)

Net unrealized appreciation	$7,633,929

Federal income tax cost of investments	$66,428,052

For the three months ended January 31, 2006, the Fund incurred approximately $95 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $262,559,228 of which $7,945,180 expires in the year 2007, $206,262,599 expires in the year 2008, $48,249,389 expires in the year 2009 and $102,060 expires in the year 2010.

Included in the capital loss carryforward amounts are $262,505,280 of losses acquired from Enterprise Technology Fund as a result of a tax-free reorganization that occurred during the year ended 2005. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (1.0%)
Food & Staples Retailing (1.0%)
CVS Corp.	3,349	$92,968

Total Consumer Staples		92,968

Financials (0.2%)
Insurance (0.2%)
Universal American Financial Corp.*	1,059	17,442

Total Financials		17,442

Health Care (95.4%)
Biotechnology (20.0%)
Abgenix, Inc.*	1,420	31,339
Affymetrix, Inc.*	165	6,300
Alexion Pharmaceuticals, Inc.*	1,120	32,278
Amgen, Inc.*	3,875	282,449
Amylin Pharmaceuticals, Inc.*	1,675	71,020
Applera Corp.- Celera Genomics Group*	2,800	32,928
Arena Pharmaceuticals, Inc.*	594	10,080
Ariad Pharmaceuticals, Inc.*	1,252	7,737
Biogen Idec, Inc.*	1,460	65,335
Celgene Corp.*	830	59,054
Cephalon, Inc.*	800	56,712
Charles River Laboratories International, Inc.*	667	30,769
Ciphergen Biosystems, Inc.*	5,506	10,131
Coley Pharmaceutical Group, Inc.*	490	7,502
Cubist Pharmaceuticals, Inc.*	800	17,312
CV Therapeutics, Inc.*	1,700	41,837
Cytokinetics, Inc.*	4,046	28,929
Dov Pharmaceutical, Inc.*	2,132	32,918
Encysive Pharmaceuticals, Inc.*	2,670	25,285
Exelixis, Inc.*	1,450	15,631
Genentech, Inc.*	590	50,693
Genmab A/S*	200	5,238
Genmab A/S*	600	15,276
Genzyme Corp.*	1,663	117,973
Gilead Sciences, Inc.*	1,970	119,914
Human Genome Sciences, Inc.*	6,034	66,374
ICOS Corp.*	600	14,910
Idenix Pharmaceuticals, Inc.*	415	9,441
Incyte Corp.*	2,000	10,180
InterMune, Inc.*	422	8,537
Invitrogen Corp.*	300	20,664
Keryx Biopharmaceuticals, Inc.*	278	4,456
Mannkind Corp.*	649	11,747
Medarex Inc.*	271	3,789
MedImmune, Inc.*	3,116	106,318
Millennium Pharmaceuticals, Inc.*	7,762	80,259
Myogen, Inc.*	36	1,344
Nabi Biopharmaceuticals*	1,350	5,090
NPS Pharmaceuticals, Inc.*	1,668	23,686
OSI Pharmaceuticals, Inc.*	371	10,447
Panacos Pharmaceuticals Inc.*	4,346	40,201
PDL BioPharma, Inc.*	3,808	111,003
Regeneron Pharmaceuticals, Inc.*	1,600	24,368
Rigel Pharmaceuticals, Inc.*	399	3,108
Serologicals Corp.*	1,106	24,730
Serono S.A., Class B	22	16,615
Telik, Inc.*	1,070	20,533
Tercica, Inc.*	503	3,461
United Therapeutics Corp.*	300	19,401
Vertex Pharmaceuticals, Inc.*	1,762	62,939
Vion Pharmaceuticals, Inc.*	5,800	10,846
Zymogenetics, Inc.*	1,950	43,504

		1,932,591

Health Care Distributors (4.1%)
Cardinal Health, Inc.	2,603	187,520
McKesson Corp.	2,835	150,255
Omnicare, Inc.	634	31,510
PSS World Medical, Inc.*	1,464	25,986

		395,271

Health Care Equipment (16.1%)
ATS Medical, Inc.*	1,631	4,518
Baxter International, Inc.	3,700	136,345
Beckman Coulter, Inc.	234	13,935
Biomet, Inc.	2,176	82,275
Boston Scientific Corp.*	1,295	28,322
Bruker BioSciences Corp.*	2,900	14,268
Cytyc Corp.*	1,945	58,544
EPIX Pharmaceuticals, Inc.*	400	1,820
Fisher Scientific International, Inc.*	881	58,912
Guidant Corp.	1,390	102,304
Hospira, Inc.*	930	41,617
Inamed Corp.*	850	78,293
Kinetic Concepts, Inc.*	410	14,838
Kyphon, Inc.*	550	22,864
Medtronic, Inc.	5,620	317,361
Mentor Corp.	864	38,880
Olympus Corp.	1,700	45,018
ResMed, Inc.*	650	25,636
SonoSite, Inc.*	1,023	40,245
St. Jude Medical, Inc.*	2,486	122,137
Stryker Corp.	1,886	94,111
Terumo Corp.	1,300	37,202
Thermo Electron Corp.*	1,002	33,707
Varian Medical Systems, Inc.*	470	28,299
Varian, Inc.*	497	19,070
Wright Medical Group, Inc.*	812	18,124
Zimmer Holdings, Inc.*	1,140	78,603

		1,557,248

Health Care Facilities (1.1%)
HCA, Inc.	276	13,546
Kindred Healthcare, Inc.*	1,086	24,869
LifePoint Hospitals, Inc.*	1,030	31,776
Triad Hospitals, Inc.*	800	32,848

		103,039

Health Care Services (4.3%)
Caremark Rx, Inc.*	2,453	120,933
DaVita, Inc.*	264	14,454
Eclipsys Corp.*	1,948	42,973
Gen-Probe, Inc.*	149	7,514
HMS Holdings Corp.*	3,629	29,939
IMS Health, Inc.	1,900	46,740
Medco Health Solutions, Inc.*	2,177	117,776
Pharmaceutical Product Development, Inc.	591	40,885

		421,214

Health Care Supplies (1.1%)
Advanced Medical Optics, Inc.*	666	29,690
Cooper Cos., Inc.	506	28,048
Dade Behring Holdings, Inc.	400	15,652
Foxhollow Technologies, Inc.*	130	3,493
Immucor, Inc.*	969	29,118
Vnus Medical Technologies, Inc.*	219	1,989

		107,990

Managed Health Care (7.9%)
Aetna, Inc.	2,314	223,995

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Number of Shares	Value (Note1)
CIGNA Corp.	279	$33,926
Coventry Health Care, Inc.*	692	41,223
Health Net, Inc.*	1,210	59,738
UnitedHealth Group, Inc.	5,101	303,101
WellPoint, Inc.*	1,316	101,069

		763,052

Pharmaceuticals (40.8%)
Abbott Laboratories	7,875	339,806
Array Biopharma, Inc.*	2,076	16,131
Astellas Pharma, Inc.	3,000	124,290
AstraZeneca plc (ADR)	2,975	144,704
AtheroGenics, Inc.*	1,100	19,525
Barr Pharmaceuticals, Inc.*	770	50,497
Biovail Corp.*	1,216	27,542
Bristol-Myers Squibb Co.	3,990	90,932
Conor Medsystems, Inc.*	1,460	34,295
Daiichi Sankyo Co., Ltd.*	4,600	95,485
Eisai Co., Ltd.	3,900	166,907
Elan Corp. plc (ADR)*	3,400	54,094
Eli Lilly & Co.	2,470	139,851
Endo Pharmaceuticals Holdings, Inc.*	726	20,836
Forest Laboratories, Inc.*	2,387	110,470
GlaxoSmithKline plc	3,800	97,122
Impax Laboratories, Inc.*	794	7,980
Ipsen*	1,772	54,654
Johnson & Johnson	669	38,494
Medicines Co.*	2,337	44,987
Medicis Pharmaceutical Corp., Class A	481	14,868
Merck & Co., Inc.	2,500	86,250
Merck KGaA	275	28,772
MGI Pharma, Inc.*	882	14,703
Mylan Laboratories, Inc.	740	14,578
Novartis AG (ADR)	1,937	106,845
Novartis AG (Registered)	2,700	147,951
Novo-Nordisk A/S, Class B	350	19,587
Pfizer, Inc.	11,767	302,177
Roche Holding AG	2,052	323,553
Salix Pharmaceuticals Ltd.*	157	2,730
Sanofi-Aventis	1,634	149,705
Sanofi-Aventis (ADR)	1,720	79,120
Schering-Plough Corp.	6,900	132,135
Schwarz Pharma AG	402	25,501
Sepracor, Inc.*	588	33,463
Shionogi & Co., Ltd.	9,000	136,155
Shire plc (ADR)	4,089	199,339
Takeda Pharmaceutical Co., Ltd.	600	34,032
Taro Pharmaceuticals Industries Ltd.*	615	9,139
Teva Pharmaceutical Industries Ltd. (ADR)	1,601	68,251
Theravance, Inc.*	1,428	39,113
UCB S.A.	1,150	56,752
Watson Pharmaceuticals, Inc.*	700	23,163
Wyeth	4,830	223,388
Xenoport, Inc.*	403	6,045

		3,955,917

Total Health Care		9,236,322

Industrials (0.3%)
Industrial Conglomerates (0.3%)
Tyco International Ltd.	1,186	$30,895

Total Industrials		30,895

Information Technology (0.3%)
Electronic Equipment & Instruments (0.3%)
Dionex Corp.*	550	29,166

Total Information Technology		29,166

Materials (0.3%)
Diversified Chemicals (0.3%)
Bayer AG	828	34,517

Total Materials		34,517

Total Common Stocks (97.5%) (Cost $8,304,729)		9,441,310

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (1.0%)
Federal Home Loan Mortgage Corp.
4.34%, 2/1/06 (p)	$100,000	99,988

Time Deposit (3.6%)
JPMorgan Chase Nassau
3.98%, 2/1/06	344,763	344,763

Total Short-Term Investments (4.6%) (Cost/Amortized Cost $444,763)		444,751

	Number of Contracts(c)
OPTIONS PURCHASED
Call Options (0.1%)
Pfizer, Inc.
February-06 @ $22.50	30	9,300

Put Options (0.0%)
Alexion Pharmaceuticals, Inc.
May-06 @ $10.00	24	120

Total Options Purchased (0.1%) (Cost $9,097)		9,420

Total Investments Before Written Options (102.2%) (Cost/Amortized Cost $8,758,589)		9,895,481

OPTIONS WRITTEN
Call Options Written (-0.0%)
Caremark Rx, Inc.
March-06 @ $55.00 (d)	(4)	(180)

Total Options Written (-0.0%) (Premiums Received $528)		(180)

Total Investments (102.2%) (Cost/Amortized Cost $8,758,061)		9,895,301
Other Assets Less Liabilities (-2.2%)		(192,876)

Net Assets (100%)		$9,702,425

*	Non-income producing.
(c)	One contract relates to 100 shares.
(d)	Covered call option contracts written in connection with securities held.
(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

Options written for the three months ended January 31, 2006, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2005	—	$—
Options Written	4	528
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Options Exercised	—	—

Options Outstanding—January 31, 2006	4	$528

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,449,848
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,482,501

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,175,026
Aggregate gross unrealized depreciation	(237,251)

Net unrealized appreciation	$937,775

Federal income tax cost of investments	$8,957,706

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (14.5%)
Asset-Backed Securities (6.3%)
Ameriquest Mortgage Securities, Inc.,
Series 03-2 A
4.940%, 3/25/33 (l)	$530	$530
Amortizing Residential Collateral Trust,
Series 02-BC3M A
4.800%, 6/25/32 (l)	30,231	30,267
Series 02-BC4 A
4.820%, 7/25/32 (l)	5,075	5,050
Argent Securities, Inc.,
Series 03-W3 AV1B
4.980%, 9/25/33 (l)	6,804	6,808
Bank One Issuance Trust,
Series 03-A9 A9
3.860%, 6/15/11	500,000	487,088
Bear Stearns Asset Backed Securities, Inc.,
Series 01-3 A2
4.930%, 10/27/32 (l)	37,272	37,425
Series 02-2 A1
4.860%, 10/25/32 (l)	16,483	16,504
Series 03-2 A2
4.980%, 3/25/43 (l)	15,233	15,256
Capital Auto Receivables Asset Trust,
Series 04-2 A3
3.580%, 1/15/09	525,000	514,684
Cendant Mortgage Corp.,
Series 03-A A1
6.000%, 7/25/43 §(l)	13,391	13,447
Centex Home Equity,
Series 04-A AV2
4.810%, 1/25/34 (l)	3,482	3,482
Chase Credit Card Master Trust,
Series 03-6 A
4.580%, 2/15/11 (l)	625,000	626,741
Chase Issuance Trust,
Series 04-A9 A9
3.220%, 6/15/10	150,000	145,904
Chase Manhattan Auto Owner Trust,
Series 05-A A3
3.870%, 6/15/09	200,000	197,066
Citibank Credit Card Issuance Trust,
Series 03-A6 A6
2.900%, 5/17/10	250,000	239,197
Series 04-A1 A1
2.550%, 1/20/09	200,000	195,492
Series 04-A4 A4
3.200%, 8/24/09	175,000	170,447
Series 06-A2
4.850%, 2/10/11	475,000	474,867
Citibank Credit Card Master Trust
I, Series 98-2 A
6.050%, 1/15/10	600,000	614,001
Countrywide Asset-Backed Certificates,
Series 04-13 AV4
4.820%, 6/25/35 (l)	245,303	245,443
Series 05-BC5 3A1
4.630%, 1/25/36	431,679	431,665
Series 05-IM2 A1
4.180%, 11/25/35 (l)	420,639	420,656
Series 05-SD1 A1A
4.680%, 5/25/35 §(l)	39,453	39,456
Credit Suisse First Boston Mortgage
Securities Corp.,
Series 01-HE17 A1
4.840%, 1/25/32 (l)	4,265	4,271
Series 02-9 2X
1.727%, 3/25/32 †§	57,774	57,876
Series 02-P3 A
4.360%, 8/25/33 †§(l)	144,917	145,737
Daimler Chrysler Auto Trust,
Series 05-A A3
3.490%, 12/8/08	365,000	360,181
First Alliance Mortgage Loan Trust,
Series 99-4 A2
5.250%, 3/20/31 (l)	13,041	13,045
First Franklin Mortgage Loan
Asset Backed Certificates,
Series 03-FF5 A2
5.029%, 3/25/34 (l)	5,109	5,101
Goldman Sachs AMP Trust,
Series 02-NC1 A2
4.850%, 7/25/32 (l)	274	276
Home Equity Asset Trust,
Series 02-1 A4
4.830%, 11/25/32 (l)	257	257
Irwin Home Equity,
Series 03-C 2A
5.050%, 6/25/28 (l)	1,559	1,559
MBNA Credit Card Master Note Trust,
Series 04-A4 A4
2.700%, 9/15/09	175,000	170,471
Series 00-L A
6.500%, 4/15/10	220,000	226,439
Morgan Stanley ABS Capital I,
Series 03-HE2 A2
4.870%, 8/25/33 (l)	45,086	45,110
Morgan Stanley Dean Witter Capital I,
Series 02-HE1 A2
4.860%, 7/25/32 (l)	487	491
Nissan Auto Receivables Owner Trust,
Series 5-C A3
4.190%, 7/15/09	525,000	518,785
Quest Trust,
Series 04-X2 A1
5.090%, 6/25/34 §(l)	49,193	49,299
Renaissance Home Equity Loan Trust,
Series 03-2A
4.970%, 8/25/33 (l)	7,051	7,073
Series 03-3 A
5.030%, 12/25/33 (l)	18,677	18,788
Residential Asset Mortgage Products, Inc.,
Series 03-RS11 AIIB
4.860%, 12/25/33 (l)	6,561	6,568
Series 05-RZ4 A1
4.650%, 11/25/35 (l)	464,819	464,804
Residential Asset Securities Corp.,
Series 05-KS12 A1
4.620%, 1/25/26 (l)	470,502	470,529
Salomon Brothers Mortgage Securities VII,
Series 02-CIT1 A
4.830%, 3/25/32 (l)	6,733	6,750
Saxon Asset Securities Trust,
Series 02-1 AV2
4.800%, 1/25/32 (l)	1,138	1,139
SLM Student Loan Trust,
Series 05-6 A5B
4.633%, 7/27/26 (l)	500,000	500,065
Structured Asset Securities Corp.,
Series 02-HF1 A
4.820%, 1/25/33 (l)	19,390	19,462
Series 03-AL2 A
3.357%, 1/25/31 §	100,488	91,119

		8,116,671

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Non-Agency (8.2%)
Banc of America Alternative Loan Trust,
Series 04-5 4A1
5.000%, 6/25/19	$72,422	$71,598
Series 04-6 4A1
5.000%, 7/25/19	77,262	75,745
Banc of America Commercial Mortgage, Inc.,
Series 02-2 A3
5.118%, 7/11/43	530,000	528,491
Series 04-5 A3
4.561%, 11/10/41	100,000	96,785
Series 04-6 A3
4.512%, 12/10/42	100,000	96,416
Series 05-3 A3A
4.621%, 7/10/43	325,000	313,537
Banc of America Funding Corporation,
Series 06-A
4.627%, 2/20/36 †	100,000	98,155
Bank of America Mortgage Securities,
Series 02-K 2A1
5.478%, 10/20/32 (l)	16,475	16,483
Bear Stearns Adjustable Rate Mortgage Trust,
Series 02-2 IIIA
6.784%, 6/25/31 (l)	6,787	6,741
Series 02-5 6A
5.931%, 6/25/32 (l)	8,028	8,000
Series 03-8 1A1
4.193%, 1/25/34 (l)	195,837	194,498
Series 03-8 2A1
4.818%, 1/25/34 (l)	71,814	71,043
Series 03-8 4A1
4.684%, 1/25/34 (l)	119,458	118,103
Series 05-10 A2
4.750%, 10/25/35	100,000	97,815
Bear Stearns Alt-A Trust,
Series 03-7 IIA2
4.810%, 2/25/34 (l)	15,291	15,298
Chase Commercial Mortgage Securities Corp.,
Series 99-2 A2
7.198%, 1/15/32	75,000	80,019
Citigroup Commercial Mortgage Trust,
Series 05-EMG A4
4.518%, 9/20/51 §	350,000	335,923
Countrywide Alternative Loan Trust,
Series 03-J1 4A1
6.000%, 10/25/32	16,593	16,228
Series 03-J3 2A1
6.250%, 12/25/33	20,220	20,225
Countrywide Home Loan Mortgage Pass Through Trust,
Series 02-30 M
3.865%, 10/19/32 (l)	31,204	30,913
Series 04-7 5A2
4.800%, 5/25/34 (l)	13,218	13,193
First Horizon Asset Securities, Inc.,
Series 00-H 1A
7.000%, 9/25/30	1,406	1,401
First Union - Lehman Brothers - Bank of America,
Series 98-C2 A2
6.560%, 11/18/35	80,210	82,265
First Union National Bank Commercial Mortgage,
Series 00-C1 A2
7.841%, 5/17/32	425,000	464,582
Series 00-C2 A2
7.202%, 10/15/32	355,000	383,132
GE Capital Commercial Mortgage Corp.
Series 02-3A A1
4.229%, 12/10/37	88,966	87,016
Series 02-3A A2
4.996%, 12/10/37	430,000	425,783
Series 05-C1 A3
4.578%, 6/10/48	90,000	87,182
GMAC Commercial Mortgage Securities, Inc.,
Series 99-C1 A2
6.175%, 5/15/33	60,000	61,447
Series 99-C3 A2
7.179%, 8/15/36	83,911	88,613
Series 00-C2 A2
7.455%, 8/16/33	90,000	97,199
Series 00-C3 A2
6.957%, 9/15/35	745,000	798,105
Greenwich Capital Commercial Funding Corp.,
Series 05-GG3 AAB
4.619%, 8/10/42 (l)	105,000	101,856
GS Mortgage Securities Corp. II,
Series 98-C1 A3
6.140%, 10/18/30	108,700	110,940
Series 05-GG4 A4
4.761%, 7/10/39	150,000	144,433
GSR Mortgage Loan Trust,
Series 04-9 4A1
4.064%, 8/25/34 (l)	170,387	165,737
Series 05-AR6 2A1
4.541%, 9/25/35 (l)	186,151	182,953
Homebanc Mortgage Trust,
Series 05-4 A1
4.800%, 10/25/35 (l)	306,236	306,585
Impac CMB Trust,
Series 03-8 2A1
4.980%, 10/25/33 (l)	71,760	71,828
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 01-C1 A3
5.857%, 10/12/35	360,000	370,829
Series 01-CIB2 A3
6.429%, 4/15/35	100,000	105,391
Series 01-CIBC A3
6.260%, 3/15/33	130,000	136,063
Series 05-CB12 A4
4.895%, 9/12/37	325,000	315,871
Series 05-LDP2 AM
4.780%, 7/15/42 (l)	125,000	120,008
LB Commercial Conduit Mortgage Trust,
Series 98-C4 A1B
6.210%, 10/15/35	125,000	128,163
LB-UBS Commercial Mortgage Trust,
Series 01-C2 A2
6.653%, 11/15/27	325,000	345,767
MASTR Alternative Loans Trust,
Series 04-4 1A1
5.500%, 5/25/34	74,033	72,599
Merrill Lynch Mortgage Investors, Inc.,
Series 03-A1 3A
4.910%, 12/25/32 (l)	22,806	22,216
Nationslink Funding Corp.,
Series 99-1 A2
6.320%, 1/20/31	135,775	139,421
Salomon Brothers Mortgage Securities VII,
Series 00-C1 A2
7.520%, 12/18/09	75,000	80,625
Sequoia Mortgage Trust,
Series 10-2A1
4.870%, 10/20/27 (l)	193,785	194,194

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Structured Adjustable Rate Mortgage Loan Trust,
Series 05-19XS 1A1
4.850%, 10/25/35 (l)	$387,201	$388,136
Structured Asset Securities Corp.,
Series 01-21A 1A1
6.250%, 1/25/32 (l)	15,918	15,888
Wachovia Bank Commercial Mortgage Trust,
Series 05-C18 A4
4.935%, 4/15/42	90,000	87,742
Series 05-C19 A2
4.516%, 5/15/44	375,000	364,675
Washington Mutual, Inc.,
Series 00-3A
4.826%, 12/25/40 (l)	204,164	203,468
Series 02-AR10 A6
4.816%, 10/25/32 (l)	12,788	12,708
Series 02-AR2 A
4.440%, 2/27/34 (l)	46,334	46,147
Series 02-AR6 A
4.878%, 6/25/42 (l)	17,598	17,639
Series 03-R1 A1
4.800%, 12/25/27 (l)	1,120,934	1,120,023
Wells Fargo Mortgage Backed Securities Trust,
Series 04-K 1A2
4.476%, 7/25/34 (l)	190,044	185,427

		10,439,266

Total Asset-Backed and Mortgage-Backed Securities		18,555,937

Consumer Discretionary (1.9%)
Automobiles (1.2%)
DaimlerChrysler AG
7.450%, 3/1/27	15,000	16,241
DaimlerChrysler NA Holdings Corp.
4.990%, 5/24/06 (l)	50,000	50,052
4.700%, 3/7/07 (l)	500,000	500,129
4.960%, 9/10/07 (l)	150,000	150,424
6.500%, 11/15/13	170,000	176,488
Ford Motor Credit Co.
6.875%, 2/1/06	300,000	299,980
4.680%, 3/13/07 (l)	400,000	374,320

		1,567,634

Hotels, Restaurants & Leisure (0.1%)
Caesars Entertainment, Inc.
7.500%, 9/1/09	46,000	49,081

Media (0.6%)
Comcast Cable Communications, Inc.
6.750%, 1/30/11	15,000	15,799
Comcast Corp.
7.050%, 3/15/33	180,000	190,949
6.500%, 11/15/35	75,000	75,128
Historic TW, Inc.
9.150%, 2/1/23	10,000	12,270
6.625%, 5/15/29	82,000	82,076
News America Holdings, Inc.
7.750%, 1/20/24	10,000	11,108
News America, Inc.
7.280%, 6/30/28	25,000	26,886
6.200%, 12/15/34	125,000	122,037
6.400%, 12/15/35§	25,000	24,895
TCI Communications, Inc.
7.125%, 2/15/28	10,000	10,533
Time Warner Cos., Inc.
7.570%, 2/1/24	20,000	21,835
Time Warner, Inc.
6.750%, 4/15/11	5,000	5,243
6.875%, 5/1/12	100,000	106,203
7.625%, 4/15/31	80,000	88,872

		793,834

Multiline Retail (0.0%)
Federated Department Stores, Inc.
6.790%, 7/15/27	10,000	10,392
May Department Stores Co.
6.650%, 7/15/24	5,000	5,211
7.875%, 3/1/30	5,000	5,844
8.125%, 8/15/35	25,000	27,461

		48,908

Total Consumer Discretionary		2,459,457

Consumer Staples (0.1%)
Food & Staples Retailing (0.1%)
Delhaize America, Inc.
7.375%, 4/15/06	95,000	95,375

Total Consumer Staples		95,375

Energy (0.3%)
Energy Equipment & Services (0.0%)
Halliburton Co.
7.600%, 8/15/96	25,000	29,488

Oil & Gas (0.3%)
Conoco, Inc.
8.350%, 8/1/06	20,000	20,256
ConocoPhillips
7.000%, 3/30/29	20,000	23,635
Devon Financing Corp.
7.875%, 9/30/31	60,000	75,372
El Paso Corp.
7.750%, 1/15/32	500	529
EnCana Holdings Finance Corp.
5.800%, 5/1/14	50,000	51,617
Pemex Project Funding Master Trust
8.000%, 11/15/11	50,000	55,900
Petro-Canada
5.950%, 5/15/35	25,000	25,046
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.440%, 9/15/09§	65,560	63,167

		315,522

Total Energy		345,010

Financials (6.2%)
Capital Markets (0.3%)
Goldman Sachs Group, Inc.
5.350%, 1/15/16	100,000	99,041
Morgan Stanley
5.050%, 1/21/11	325,000	322,834
5.300%, 3/1/13	20,000	19,934

		441,809

Commercial Banks (1.7%)
Bank of America Corp.
6.250%, 4/1/08	15,000	15,376
4.500%, 8/1/10	235,000	230,186
Bank of New York Co., Inc.
3.750%, 2/15/08	75,000	73,225
Depfa ACS Bank
3.625%, 10/29/08	100,000	97,015
HBOS Treasury Services plc
3.600%, 8/15/07 §	20,000	19,622
3.500%, 11/30/07 §	40,000	39,045
HSBC Bank USA N.A.
3.870%, 6/7/07	125,000	123,287
4.630%, 4/1/14	60,000	57,189
HSBC Capital Funding LP
10.176%, 6/30/30 §(l)	150,000	225,636

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
HSBC Holdings plc
3.240%, 12/20/12	EUR	90,000	$120,640
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 9/15/10		$275,000	268,969
Landwirtschaftliche Rentenbank
0.650%, 9/30/08	JPY	14,000,000	120,495
National Westminster Bank plc/ United Kingdom
7.375%, 10/1/09		$25,000	27,002
Rabobank Capital Funding II
5.260%, 12/29/49 §(l)		110,000	108,061
Rabobank Capital Funding Trust III
5.254%, 12/29/49 §(l)		80,000	77,610
RBS Capital Trust I
4.709%, 12/29/49 (l)		75,000	70,775
SunTrust Banks, Inc.
3.625%, 10/15/07		80,000	78,159
4.000%, 10/15/08		15,000	14,630
U.S. Bancorp
3.950%, 8/23/07		15,000	14,785
Wells Fargo & Co.
4.625%, 8/9/10		310,000	305,039
4.875%, 1/12/11		60,000	59,631

			2,146,377

Consumer Finance (0.6%)
General Motors Acceptance Corp.
6.125%, 9/15/06		50,000	49,470
5.500%, 1/16/07 (l)		200,000	195,238
5.220%, 3/20/07 (l)		550,000	533,151
Household Finance Corp.
4.750%, 5/15/09		50,000	49,463

			827,322

Diversified Financial Services (2.9%)
BAE Systems Holdings, Inc.
5.200%, 8/15/15§		65,000	63,098
Bank One Corp.
2.625%, 6/30/08		25,000	23,661
CIT Group, Inc.
7.750%, 4/2/12		125,000	140,607
Citigroup, Inc.
3.500%, 2/1/08		45,000	43,792
3.625%, 2/9/09		40,000	38,487
6.200%, 3/15/09		25,000	25,829
4.125%, 2/22/10		675,000	653,733
6.875%, 2/15/98		25,000	28,163
Eksportfinans A/S
3.375%, 1/15/08		100,000	97,370
General Electric Capital Corp.
3.450%, 7/16/07		15,000	14,699
3.450%, 1/15/08 (l)		250,000	248,310
4.125%, 9/1/09		955,000	926,537
5.000%, 11/15/11		475,000	472,804
JPMorgan Chase & Co.
6.375%, 2/15/08		25,000	25,613
3.625%, 5/1/08		205,000	198,968
MassMutual Global Funding II
2.550%, 7/15/08 §		30,000	28,302
Nationwide Building Society
3.500%, 7/31/07 §		50,000	48,940
4.250%, 2/1/10 §		90,000	87,361
Pemex Finance Ltd.
9.030%, 2/15/11		100,000	108,903
Principal Life Global Funding I
4.922%, 4/19/06 §(l)		220,000	220,147
Racers, Series 97-R-8-3
4.640%, 8/15/07 †§(b)(l)		100,000	96,048
TIAA Global Markets, Inc.
3.875%, 1/22/08 §		25,000	24,481
UFJ Finance Aruba AEC
6.750%, 7/15/13		30,000	32,456

			3,648,309

Insurance (0.6%)
Allstate Financial Global Funding
6.150%, 2/1/06 §		25,000	25,001
ASIF Global Financing
3.900%, 10/22/08 §		45,000	43,695
Berkshire Hathaway Finance Corp.
3.400%, 7/2/07		20,000	19,557
3.375%, 10/15/08		25,000	24,050
4.125%, 1/15/10		150,000	145,204
MetLife, Inc.
5.700%, 6/15/35		95,000	93,910
Metropolitan Life Global Funding I
4.480%, 5/22/06 §(l)		160,000	160,061
3.375%, 10/5/07 §		25,000	24,313
Prudential Financial, Inc.
4.100%, 11/15/06 (e)		122,000	121,212
Travelers Property Casualty Corp.
5.000%, 3/15/13		65,000	63,364

			720,367

Real Estate (0.1%)
AvalonBay Communities, Inc. (REIT)
4.950%, 3/15/13		10,000	9,707
EOP Operating LP
7.500%, 4/19/29		30,000	33,295
ERP Operating LP
6.625%, 3/15/12		75,000	80,108

			123,110

Total Financials			7,907,294

Government Securities (86.0%)
Agency CMO (4.0%)
Federal Home Loan Mortgage Corp.
5.000%, 6/15/13		30,894	30,851
5.000%, 12/15/17		60,000	58,994
5.000%, 2/15/18		390,000	378,492
6.500%, 3/15/29		4,420	4,427
6.500%, 4/15/29		181,674	186,700
4.820%, 12/15/29 (l)		49,423	49,507
5.500%, 1/15/31		96,196	96,769
5.500%, 4/15/35		99,990	100,734
5.500%, 5/15/35		480,527	483,872
6.500%, 7/25/43		96,574	98,676
Inflation Indexed
5.500%, 8/1/35 IO		649,574	155,173
Federal National Mortgage Association
3.000%, 8/25/09		80,753	80,143
5.000%, 3/25/18		30,000	29,295
5.500%, 5/25/27		531,626	534,397
6.000%, 8/25/28		90,287	91,132
5.310%, 8/25/33		100,000	97,531
5.500%, 12/25/33		77,470	77,666
5.500%, 1/25/34		91,838	92,101
6.500%, 7/25/34		51,216	52,588
5.500%, 2/25/35		80,000	80,482
4.780%, 7/25/35 (l)		233,519	232,806
5.500%, 8/25/35		790,301	792,298
Government National Mortgage Association
6.500%, 6/20/32		125,469	129,316

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Small Business Administration Participation Certificates
5.130%, 9/1/23		$88,691	$88,888
4.340%, 3/1/24		634,030	606,154
4.625%, 2/1/25		488,386	473,681

			5,102,673

Foreign Governments (3.5%)
Export-Import Bank of China
5.250%, 7/29/14 §		300,000	299,409
Federative Republic of Brazil
5.187%, 4/15/06 (l)		38,000	38,046
11.500%, 3/12/08		266,000	299,191
5.187%, 4/15/09 (l)		26,923	26,889
5.250%, 4/15/09 (l)		93,889	93,955
10.270%, 6/29/09 (l)		125,000	145,250
5.250%, 4/15/12 (l)		78,001	77,658
8.000%, 1/15/18		79,000	86,347
12.250%, 3/6/30		113,000	170,523
11.000%, 8/17/40		195,000	252,866
Hong Kong Government International Bond
5.125%, 8/1/14 §		350,000	348,713
Israel Government AID Bond
5.500%, 4/26/24		50,000	53,050
5.500%, 9/18/33		40,000	42,812
Kingdom of Spain
3.100%, 9/20/06	JPY	11,000,000	95,779
Republic of Italy
3.800%, 3/27/08		38,000,000	348,404
Republic of Panama
9.625%, 2/8/11		$113,000	133,622
Republic of Peru
9.125%, 1/15/08		230,000	246,675
9.125%, 2/21/12		242,000	279,510
Republic of South Africa
5.250%, 5/16/13	EUR	40,000	52,215
Russian Federation
10.000%, 6/26/07		$120,000	127,704
5.000%, 3/31/30		602,000	672,675
Swedish Export Credit AB
2.875%, 1/26/07		25,000	24,587
Ukraine Government International Bond
11.000%, 3/15/07		56,004	57,774
United Mexican States
8.625%, 3/12/08		45,000	48,433
5.280%, 1/13/09 (l)		30,000	30,450
10.375%, 2/17/09		100,000	115,195
8.375%, 1/14/11		13,000	14,853
6.375%, 1/16/13		25,000	26,624
8.125%, 12/30/19		10,000	12,200
8.000%, 9/24/22		55,000	67,100
8.300%, 8/15/31		37,000	46,620
6.750%, 9/27/34		130,000	139,100

			4,474,229

Municipal Bonds (1.7%)
California State Economic Recovery, Series A
6.740%, 7/1/11 §(l)		25,000	28,697
Cook County, Illinois, Series B
5.000%, 11/15/12		130,000	139,807
Energy NorthWest Washington Electricity Revenue
7.720%, 7/1/14 §(l)		60,000	73,834
Fairfax County, Virginia, Series A
5.250%, 4/1/13 (l)		80,000	88,104
Florida State Board of Education
5.000%, 6/1/33		10,000	10,365
Golden State Tobacco Securitization Corp./CA
6.750%, 6/1/39		110,000	123,769
7.900%, 6/1/42		50,000	59,960
Michigan State Building Authority
5.250%, 10/15/12		150,000	163,584
New Jersey State Transportation Trust Fund Authority
6.630%, 6/15/11 §(l)		75,000	84,031
New York City Municipal Water Finance Authority
5.000%, 6/15/29		30,000	31,056
6.980%, 6/15/34 §(l)		10,000	10,955
5.000%, 6/15/35		150,000	154,461
New York State Environmental Facilities Corp.
5.000%, 6/15/32		10,000	10,386
Rhode Island Clean Water Finance Agency, Series A
5.000%, 10/1/28		100,000	103,992
San Antonio, Texas Water Revenue, Series A
5.000%, 5/15/32		300,000	307,779
South Carolina State Public Service Authority, Series A
5.000%, 1/1/13		160,000	173,186
South Carolina Transportation Infrastructure
5.000%, 10/1/33		10,000	10,347
Tobacco Settlement Authority of Iowa, Series B
5.600%, 6/1/35		50,000	55,168
Tobacco Settlement Financing Corp./NJ
6.375%, 6/1/32		255,000	279,225
6.000%, 6/1/37		130,000	135,373
6.250%, 6/1/43		90,000	97,631

			2,141,710

U.S. Government Agencies (57.7%)
Federal Home Loan Bank
2.300%, 7/24/07		1,050,000	1,012,438
4.625%, 9/11/20		2,400,000	2,263,855
Federal Home Loan Mortgage Corp.
3.300%, 9/14/07		700,000	683,607
3.250%, 11/2/07		1,200,000	1,165,020
4.625%, 5/28/13		75,000	71,777
5.500%, 2/1/14		74,305	74,883
6.000%, 1/1/17		40,577	41,346
6.500%, 1/1/17		147,588	151,438
6.000%, 2/1/17		37,404	38,113
4.500%, 3/1/20		94,689	91,897
4.500%, 4/1/20		96,463	93,618
4.500%, 5/1/20		94,848	92,051
4.500%, 8/1/20		187,786	182,667
5.000%, 9/1/20		766,502	757,338
5.000%, 10/1/20		199,196	196,815
5.000%, 12/1/20		99,631	98,440
5.000%, 12/21/20		1,900,000	1,877,284
6.500%, 7/1/29		48,613	49,979
5.635%, 11/1/31 (l)		11,344	11,450
5.500%, 5/1/33		450,390	446,796
5.000%, 4/1/34		373,032	360,963
5.500%, 7/1/35		81,716	80,919
4.816%, 9/1/35 (l)		971,756	962,930
5.000%, 9/1/35		393,784	380,340

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Federal National Mortgage Association
2.350%, 4/29/06	$25,000	$24,861
4.268%, 5/22/06 (l)	1,900,000	1,899,744
1.750%, 6/16/06	45,000	44,521
4.325%, 9/7/06 (l)	300,000	299,952
2.710%, 1/30/07	300,000	293,797
3.000%, 3/2/07	195,000	191,214
2.350%, 4/5/07	55,000	53,444
3.125%, 3/16/09	75,000	71,227
5.390%, 12/1/11	89,931	90,778
5.500%, 6/1/17	5,445	5,479
7.000%, 11/1/17	34,261	35,349
5.000%, 1/1/18	526,072	520,917
5.000%, 5/1/18	870,233	861,209
5.000%, 8/1/18	80,287	79,454
4.500%, 10/1/18	57,999	56,461
5.000%, 11/1/18	193,526	191,519
6.000%, 12/1/18	59,517	60,831
5.000%, 2/1/19	25,391	25,128
5.000%, 5/1/19	966,230	956,762
5.000%, 8/1/19	680,398	672,658
5.000%, 11/1/19	642,940	635,626
5.500%, 11/1/19	42,768	43,037
5.000%, 1/1/20	255,785	252,875
7.000%, 9/1/31	26,560	27,614
7.000%, 1/1/32	1,333	1,386
6.500%, 2/1/32	60,601	62,257
7.000%, 4/1/32	13,790	14,334
4.120%, 3/1/33 (l)	280,017	281,253
5.109%, 4/1/33 (l)	16,404	16,448
5.500%, 4/1/33	149,202	147,924
5.000%, 11/1/33	681,057	660,482
5.500%, 12/1/33	1,074,005	1,064,802
5.500%, 2/1/34	1,422,848	1,409,903
6.000%, 2/1/34	561,228	567,327
5.500%, 3/1/34	610,212	604,242
5.500%, 4/1/34	1,496,286	1,483,152
5.500%, 5/1/34	456,933	452,463
6.500%, 5/1/34	170,390	175,045
5.500%, 6/1/34	64,868	64,191
5.500%, 7/1/34	412,483	408,395
5.500%, 8/1/34	920,312	911,308
5.500%, 9/1/34	1,523,781	1,508,036
5.500%, 11/1/34	5,259,172	5,207,719
5.500%, 1/1/35	1,722,124	1,705,276
5.500%, 2/1/35	16,525,404	16,366,905
5.500%, 5/1/35	317,224	313,931
5.000%, 7/1/35	438,774	424,067
4.500%, 9/1/35	98,353	92,258
4.500%, 10/1/35	99,635	93,460
5.000%, 11/1/35	993,190	959,900
5.000%, 12/1/35	396,995	383,688
5.960%, 12/1/40 (l)	18,097	18,576
5.500%, 2/25/21 TBA	2,900,000	2,917,220
5.000%, 2/25/36 TBA	500,000	482,969
5.500%, 2/25/36 TBA	9,200,000	9,099,370
5.000%, 3/25/36 TBA	2,000,000	1,930,000
Government National Mortgage Association
4.125%, 1/20/16 (l)	25,231	24,922
4.750%, 9/20/21 (l)	39,670	39,883
4.125%, 11/20/22 (l)	9,710	9,811
4.375%, 4/20/27 (l)	22,772	22,780
4.750%, 7/20/27 (l)	26,439	26,586
5.500%, 12/15/28	5,411	5,442
6.000%, 2/15/29	144,408	148,071
7.500%, 5/15/30	33,656	35,447
7.500%, 7/15/30	23,338	24,580
7.000%, 9/15/31	18,545	19,483
7.500%, 9/15/31	9,771	10,288
5.500%, 1/15/32	190,884	192,020
6.000%, 2/15/32	36,272	37,192
7.000%, 5/15/32	29,531	31,020
6.000%, 9/15/32	146,616	150,485
5.500%, 1/15/33	187,830	188,915
5.500%, 2/15/33	60,200	60,547
5.500%, 7/15/33	70,544	70,951
5.500%, 12/15/33	336,356	338,299
5.500%, 1/15/34	1,136,333	1,141,773
6.000%, 1/15/34	85,097	87,256
5.500%, 2/15/34	445,255	447,387
5.500%, 2/15/36 TBA	1,500,000	1,506,093
Housing Urban Development
5.380%, 8/1/18	130,000	129,860
Resolution Funding Corp.
(Zero Coupon), 7/15/18	25,000	13,674
(Zero Coupon), 10/15/18	25,000	13,498
Small Business Administration
4.524%, 2/10/13	132,709	128,722
4.504%, 2/1/14	304,751	296,138

		73,609,831

U.S. Treasuries (19.1%)
U.S. Treasury Bonds
8.750%, 5/15/17	362,000	491,401
8.500%, 2/15/20	140,000	193,905
7.125%, 2/15/23	225,000	287,016
5.375%, 2/15/31	190,000	209,163
Inflation Indexed
2.375%, 1/15/25	209,932	221,880
U.S. Treasury Notes
2.500%, 10/31/06	2,050,000	2,018,930
3.000%, 12/31/06	5,550,000	5,470,219
3.875%, 7/31/07	370,000	366,415
4.000%, 9/30/07	1,055,000	1,045,645
4.125%, 8/15/08	210,000	208,368
4.375%, 11/15/08	175,000	174,480
4.125%, 8/15/10	800,000	787,531
3.875%, 9/15/10	60,000	58,427
4.250%, 1/15/11	2,855,000	2,828,012
5.000%, 2/15/11	1,050,000	1,073,953
4.875%, 2/15/12	2,650,000	2,698,548
4.250%, 8/15/13	1,900,000	1,864,968
4.500%, 11/15/15	3,270,000	3,262,463
Inflation Indexed
3.625%, 1/15/08	183,731	190,004
0.875%, 4/15/10	630,515	604,284
2.000%, 7/15/14	367,381	368,027

		24,423,639

Total Government Securities		109,752,082

Health Care (0.3%)
Health Care Providers & Services (0.1%)
WellPoint , Inc.
5.950%, 12/15/34	65,000	65,623
5.850%, 1/15/36	50,000	49,787

		115,410

Pharmaceuticals (0.2%)
Merck & Co., Inc.
6.400%, 3/1/28	25,000	26,269
Wyeth
5.500%, 2/15/16§	125,000	125,382
6.000%, 2/15/36§	50,000	50,841

		202,492

Total Health Care		317,902

Industrials (0.5%)
Aerospace & Defense (0.1%)
Lockheed Martin Corp.
8.500%, 12/1/29	55,000	73,776

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Northrop Grumman Corp.
4.079%, 11/16/06		$80,000	$79,478

			153,254

Airlines (0.3%)
Continental Airlines, Inc.
7.056%, 9/15/09		340,000	347,695
United Air Lines, Inc.
7.730%, 7/1/10 (h)		25	25
6.602%, 9/1/13 (h)		2,711	2,669
7.186%, 4/1/11 (h)		2,647	2,647

			353,036

Industrial Conglomerates (0.1%)
Tyco International Group S.A
6.375%, 10/15/11		100,000	104,678

Total Industrials			610,968

Information Technology (0.2%)
Software (0.2%)
Oracle Corp and Ozark Holding, Inc.
5.250%, 1/15/16§		225,000	221,570

Total Information Technology			221,570

Materials (0.4%)
Containers & Packaging (0.1%)
Packaging Corp. of America
4.380%, 8/1/08		129,000	125,894

Metals & Mining (0.0%)
Teck Cominco Ltd.
6.125%, 10/1/35		50,000	48,787

Paper & Forest Products (0.3%)
Georgia-Pacific Corp.
7.500%, 5/15/06		10,000	10,025
GP Canada Finance Co.
7.200%, 12/15/06§		300,000	303,000

			313,025

Total Materials			487,706

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.9%)
AT&T Corp.
9.750%, 11/15/31		22,000	27,201
Deutsche Telekom International Finance BV
8.125%, 5/29/12	EUR	81,000	120,959
8.250%, 6/15/30		$70,000	87,329
France Telecom S.A.
7.000%, 3/14/08	EUR	120,000	155,826
MCI, Inc.
7.688%, 5/1/09		$150,000	154,688
New England Telephone & Telegraph
7.880%, 11/15/29		5,000	5,542
Qwest Corp.
7.630%, 6/15/15 §		110,000	115,638
SBC Communications
4.125%, 9/15/09		174,000	167,580
4.389%, 6/5/21 §		50,000	49,896
6.450%, 6/15/34		10,000	10,162
6.150%, 9/15/34		5,000	4,923
Sprint Capital Corp.
8.750%, 3/15/32		50,000	65,386
Telecom Italia Capital S.A.
6.000%, 9/30/34		80,000	75,754
Verizon Global Funding Corp.
7.750%, 12/1/30		110,000	127,783
Verizon New Jersey, Inc.
7.850%, 11/15/29		10,000	11,119

			1,179,786

Wireless Telecommunication Services (0.2%)
Cingular Wireless LLC
6.500%, 12/15/11		60,000	63,852
Nextel Communications, Inc.
7.375%, 8/1/15		50,000	52,842
Vodafone Group plc
7.750%, 2/15/10		140,000	152,761

			269,455

Total Telecommunication Services			1,449,241

Utilities (1.1%)
Electric Utilities (0.8%)
AEP Texas Central Co.
6.650%, 2/15/33		230,000	247,413
Appalachian Power Co.
3.600%, 5/15/08		65,000	62,814
Dayton Power & Light Co.
5.125%, 10/1/13		50,000	49,423
Florida Power & Light
4.950%, 6/1/35		75,000	67,161
Nevada Power Co. Series L
5.875%, 1/15/15		100,000	99,420
Niagara Mohawk Power Corp.
7.750%, 5/15/06		100,000	100,813
7.750%, 10/1/08		100,000	106,284
Pepco Holdings, Inc.
6.450%, 8/15/12		90,000	94,341
Progress Energy, Inc.
7.100%, 3/1/11		65,000	69,686
7.750%, 3/1/31		25,000	29,730
Public Service Electric & Gas
5.250%, 7/1/35		25,000	23,282
Scottish Power plc
4.910%, 3/15/10		125,000	123,283
5.375%, 3/15/15		30,000	29,734

			1,103,384

Multi-Utilities & Unregulated Power (0.3%)
Consolidated Natural Gas Co.
5.000%, 3/1/14		25,000	24,178
Dominion Resources, Inc.
4.819%, 9/28/07 (l)		200,000	200,079
5.125%, 12/15/09		25,000	24,859
PSEG Energy Holdings, Inc.
8.500%, 6/15/11		50,000	54,500
Texas Eastern Transmission LP
5.250%, 7/15/07		40,000	39,985

			343,601

Total Utilities			1,446,985

Total Long-Term Debt Securities (112.6%) (Cost $144,743,796)			143,649,527

SHORT-TERM INVESTMENTS:
Commercial Paper (7.5%)
ANZ Delaware, Inc.
4.06%, 2/22/06 (o) (p)		800,000	798,021
Barclays U.S. Funding Corp.
4.29%, 2/27/06 (o) (p)		700,000	697,754
DNB NORBank ASA
4.57%, 4/21/06 (o) (p)		1,700,000	1,682,898
General Electric Capital Corp.
4.15%, 3/15/06 (o) (p)		1,400,000	1,393,102
HBOS Treasury Services PLC
4.06%, 3/1/06 (o) (p)		700,000	697,717
ING U.S. Funding LLC
4.21%, 3/3/06 (o) (p)		1,400,000	1,394,941
Societe Generale Northern America, Inc.
4.40%, 3/20/06 (o) (p)		1,700,000	1,690,074

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Spintab AB
4.59%, 4/26/06 (o) (p)		$800,000	$791,432
Swedbank AB
4.47%, 3/28/06 (o) (p)		500,000	496,544

Total Commercial Paper			9,642,483

Government Securities (1.0%)
France B.T.F.
2.44%, 5/24/06 (o)	EUR	170,000	204,862
German Treasury Bills
2.16%, 3/15/06 (o)		700,000	847,823
U.S. Treasury Bills
3.98%, 3/16/06 (o)		$185,000	184,104

Total Government Securities			1,236,789

Time Deposit (0.9%)
JPMorgan Chase Nassau
3.98%, 2/1/06		1,159,776	1,159,776

Total Short-Term Investments (9.4%) (Amortized Cost $12,008,056)			12,039,048

	Number of Contracts(c)
OPTION PURCHASED:
Put Option (0.0%)
EURODollar Futures December-06 @ $91.75* (Cost $190)		20	125

Total Investments Before Written Options and Securities Sold Short(122.0%) (Cost/Amortized Cost $156,752,042)			155,688,700

OPTIONS WRITTEN:
Call Option (0.0%)
U.S. 10 Year Treasury Note Future June-06 @ $111.00*(d)		(6)	(1,594)

Put Option (0.0%)
U.S. 10 Year Treasury Note Future June-06 @ $107.00*		(6)	(3,656)

Total Options Written (0.0%) (Premiums Received $5,341)			(5,250)

Total Investments Before Securities Sold Short (122.0%) (Cost/Amortized Cost $156,746,701)			155,683,450

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agencies (-11.3%)
Federal Home Loan Mortgage Corp.
5.000%, 2/15/21 TBA		$(1,200,000)	(1,185,000)
5.000%, 2/15/36 TBA		(700,000)	(675,719)
Federal National Mortgage Association
4.500%, 2/25/36 TBA		(100,000)	(93,750)
5.000%, 2/25/21 TBA		(2,700,000)	(2,666,250)
5.500%, 2/25/36 TBA		(8,200,000)	(8,110,308)
6.000%, 2/25/36 TBA		(500,000)	(504,844)
Government National Mortgage Association
5.500%, 2/15/36 TBA		(1,200,000)	(1,204,874)

Total Securities Sold Short (-11.3%) (Proceeds $14,506,332)			(14,440,745)

Total Investments (110.7%) (Cost/Amortized Cost $142,240,369)			141,242,705
Other Assets Less Liabilities (-10.7%)			(13,667,763)

Net Assets (100%)			$127,574,942

*	Non-income producing.
†	Securities (totaling $397,816 or 0.31% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2006, the market value of these securities amounted to $3,824,306 or 3.00% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(a)	Fully or partially pledged as collateral on outstanding written call options.
(b)	Illiquid security.
(c)	One contract relates to 100 shares.
(d)	Covered call option contracts written in connection with securities held.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2006. Maturity date disclosed is the ultimate maturity date.
(l)	Floating rate security. Rate disclosed is as of January 31, 2006.
(o)	Discount Note Security. Effective rate calculated as of January 31, 2006.
(p)	Yield to maturity.

Glossary:

CMO — Collaterized Mortgage Obligation

EUR — European Currency Unit

IO — Interest only

JPY — Japanese Yen

REIT — Real Estate Investment Trust

TBA — Security is subject to delayed delivery.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2006 (Unaudited)

At January 31, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 1/31/06	Unrealized Appreciation/ (Depreciation)
EURODollar	12	March-06	2,865,450	2,855,250	(10,200)
EURODollar	8	June-06	1,904,000	1,901,500	(2,500)
EURODollar	30	September-06	7,145,900	7,130,625	(15,275)
EURODollar	143	December-06	34,046,513	34,001,825	(44,688)
EURODollar	5	June-07	1,189,877	1,189,813	(64)
EURODollar	5	September-07	1,189,760	1,189,938	178
U.S. 2 Year Treasury Notes	27	March-06	5,535,481	5,530,781	(4,700)
U.S. Treasury Bond	54	March-06	6,037,464	6,093,563	56,099

					$(21,150)

Sales
U.S. 5 Year Treasury Notes	59	March-06	$6,249,089	$6,238,328	$10,761
U.S. 10 Year Treasury Notes	30	March-06	3,253,996	3,253,125	871

					$11,632

					$(9,518)

At January 31, 2006 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Foreign Currency Buy Contracts
Japanese Yen, expiring 2/14/06	350,037	$350,037	$345,260	$(4,777)

Foreign Currency Sell Contracts
European Union, expiring 3/31/06	3,217,016	$3,217,016	$3,241,843	$(24,827)

				$(29,604)

Options written for the three months ended January 31, 2006, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2005	32	$15,444
Options Written	12	5,341
Options Terminated in Closing Purchase Transactions	(12)	(6,502)
Options Expired	(20)	(8,942)
Options Exercised	—	—

Options Outstanding—January 31, 2006	12	$5,341

Investment security transactions for the three months ended January 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$65,203,103
U.S. Government securities	83,225,266

$148,428,369

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$65,236,462
U.S. Government securities	89,448,097

$154,684,559

As of January 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for fed-eral income tax purposes was as follows:

Aggregate gross unrealized appreciation	$728,235
Aggregate gross unrealized depreciation	(2,030,283)

Net unrealized depreciation	$(1,302,048)

Federal income tax cost of investments	$156,990,748

The Portfolio has a net capital loss carryforward of $162,423 which expires in the year 2013.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

January 31, 2006 (Unaudited)

Note 1 Organization Significant Accounting Policies

AXA Enterprise Multimanager Funds Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as (the “1940 Act”), as an open-end management investment company with seven diversified Funds and six non-diversified Funds (each a “Fund”). The non-diversified Funds are: AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Moderate-Plus Allocation Fund (formerly Enterprise Managed Fund), AXA Enterprise Aggressive Allocation Fund (collectively the “Allocation Funds”), AXA Enterprise Multimanager Technology Fund and AXA Enterprise Multimanager Health Care Fund. The investment manager to each Fund is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Fund, other than the Allocation Funds, is provided by multiple investment sub-advisers (each an “Adviser”). On January 10, 2005, AXA Equitable contributed $10,000 per class in seed capital to each of the Allocation Funds, except the AXA Enterprise Moderate-Plus Allocation Fund.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The Allocation Funds are types of mutual funds often described as “fund of funds.” Each Allocation Fund pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable.

All of the Funds (except the Allocation Funds) employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Fund and each is responsible for investing a specific allocated portion of the Fund’s assets. Because each Adviser will be managing its allocated portion of the Fund independently from the other Advisers, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Fund. Because each Adviser directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other Advisers, the Fund may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Fund.

During the reporting period, each Fund had five classes of shares outstanding: Class A (new class during this period), Class B, Class C, Class P (formerly Class A), and Class Y (formerly Class Z) with the exception of the four Allocation Funds, which had four classes of shares outstanding: Class A, Class B, Class C, and Class Y. Each Fund is authorized to issue an unlimited number of shares with a par value of $0.001. Under the Trust’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution and service fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Enterprise Conservative Allocation Fund — Seeks a high level of current income.

AXA Enterprise Moderate Allocation Fund — Seeks long-term capital appreciation and current income.

AXA Enterprise Moderate-Plus Allocation Fund — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2006 (Unaudited)

AXA Enterprise Aggressive Allocation Fund — Long-term capital appreciation.

AXA Enterprise Multimanager Growth Fund (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable), RCM Capital Management LLC (“RCM”) and TCW Investment Management Company (“TCW”)) — Long-term growth of capital.

AXA Enterprise Multimanager Core Equity Fund (advised by AllianceBernstein, Janus Capital Management LLC and Thornburg Investment Management, Inc.) — Long-term growth of capital.

AXA Enterprise Multimanager Value Fund (advised by AllianceBernstein, Institutional Capital Corporation and MFS Investment Management) — Long-term growth of capital.

AXA Enterprise Multimanager Mid Cap Growth Fund (advised by AllianceBernstein, Franklin Advisers, Inc. and Provident Investment Counsel, Inc.) — Long-term growth of capital.

AXA Enterprise Multimanager Mid Cap Value Fund (advised by AXA Rosenberg Investment Management LLC (an affiliate of AXA Equitable), TCW and Wellington Management Company, LLP (“Wellington”)) —Long-term growth of capital.

AXA Enterprise Multimanager International Equity Fund (advised by AllianceBernstein, J.P. Morgan Investment Management Inc. and Marsico Capital Management, LLC) — Long-term growth of capital.

AXA Enterprise Multimanager Technology Fund (advised by Firsthand Capital Management, Inc., RCM and Wellington) — Long-term growth of capital.

AXA Enterprise Multimanager Health Care Fund (advised by A I M Capital Management, Inc., RCM and Wellington) — Long-term growth of capital.

AXA Enterprise Multimanager Core Bond Fund (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC) — To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2006 (Unaudited)

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Investments in the Allocation Funds are valued based on the net asset value per share of each underlying fund, which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Fund when the Trust’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on debt securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

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(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Funds, the Trustees have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. For the three months ended January 31, 2006, the Funds did not lend any securities.

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted

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on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

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Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at fair value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at January 31, 2006.

Inflation Indexed Bonds:

Certain Funds may purchase inflation-indexed bonds which are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of the bond, interest will be paid based on a principal value adjusted for inflation. Any increase in the principal value is considered interest income, even though the Fund will not receive the principal until sold or until maturity.

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January 31, 2006 (Unaudited)

Dollar Roll Transactions:

Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities. None of the Funds had dollar roll transactions outstanding at January 31, 2006.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

Certain Funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

Certain securities held by the Funds are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Enterprise Multimanager Funds Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chairman
March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
March 29, 2006

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer and Treasurer
March 29, 2006